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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number        811-08413

Evergreen Equity Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)     (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code:   (617) 210-3200

Date of fiscal year end:
Registrant is making a quarterly filing for 3 of its series, Evergreen Market Index Fund, Evergreen Market Index Growth Fund and Market Index Value Fund for the quarter ended August 31. These 3 series have a November 30 fiscal year end.

Date of reporting period:	8/31/04

Item 1 — Schedule of Investments

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS
August 31, 2004 (unaudited)
	Share	Value

COMMON STOCKS 99.0%
CONSUMER DISCRETIONARY 10.7%
Auto Components 0.2%
Cooper Tire & Rubber Co.	5,048	$114,287
Dana Corp.	10,144	191,417
Delphi Automotive Systems Corp.	38,140	349,363
Goodyear Tire & Rubber Co.*	11,935	131,046
Johnson Controls, Inc.	12,934	728,184
Visteon Corp.	8,810	82,197

		1,596,494

Automobiles 0.6%
Ford Motor Co.	124,618	1,758,360
General Motors Corp.	38,431	1,587,584
Harley-Davidson, Inc.	20,089	1,225,831

		4,571,775

Distributors 0.1%
Genuine Parts Co.	11,874	450,143

Hotels, Restaurants & Leisure 1.4%
Carnival Corp.	43,064	1,971,900
Darden Restaurants, Inc.	10,957	230,207
Harrah's Entertainment, Inc.	7,679	370,051
Hilton Hotels Corp.	26,095	465,796
International Game Technology	23,749	685,159
Marriott International, Inc., Class A	15,396	730,540
McDonald's Corp.	85,698	2,315,560
Starbucks Corp.*	26,990	1,167,048
Starwood Hotels & Resorts Worldwide, Inc., Class B	14,089	622,734
Wendy's International, Inc.	7,765	266,883
Yum! Brands, Inc.	19,699	782,247

		9,608,125

Household Durables 0.5%
Black & Decker Corp.	5,389	371,464
Centex Corp.	8,396	384,285
Fortune Brands, Inc.	9,954	728,135
KB Home	3,180	218,689
Leggett & Platt, Inc.	13,067	351,372
Maytag Corp.	5,372	108,676
Newell Rubbermaid, Inc.	18,704	402,697
Pulte Homes, Inc.	8,629	508,679
Snap-on, Inc.	3,957	125,714
Stanley Works	5,558	240,439
Whirlpool Corp.	4,696	287,113

		3,727,263

Internet & Catalog Retail 0.5%
eBay, Inc.*	44,744	3,872,146

Leisure Equipment & Products 0.2%
Brunswick Corp.	6,447	253,431
Eastman Kodak Co.	19,508	577,047
Hasbro, Inc.	12,006	222,471
Mattel, Inc.	28,751	462,604

		1,515,553

Media 3.4%
Clear Channel Communications, Inc.	41,812	1,401,120
Comcast Corp., Class A*	152,633	4,299,672
Dow Jones & Co., Inc.	5,567	228,525
[1]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Share	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media continued
Gannett Co., Inc.	18,547	$1,570,931
Interpublic Group of Companies, Inc.*	28,514	300,823
Knight Ridder, Inc.	5,357	345,151
McGraw-Hill Companies, Inc.	12,967	981,991
Meredith Corp.	3,420	171,274
New York Times Co., Class A	10,121	411,115
Omnicom Group, Inc.	12,868	885,447
Time Warner, Inc.*	310,347	5,074,173
Tribune Co.	22,303	931,150
Univision Communications, Inc., Class A*	22,014	726,462
Viacom, Inc., Class B	117,932	3,928,315
Walt Disney Co.	139,684	3,135,906

		24,392,055

Multi-line Retail 1.1%
Big Lots, Inc.*	7,841	95,582
Dillards, Inc., Class A	5,685	108,015
Dollar General Corp.	22,441	442,088
Family Dollar Stores, Inc.	11,674	308,777
Federated Department Stores, Inc.	12,239	531,173
J.C. Penney Co., Inc.	19,203	735,859
Kohl's Corp.*	23,210	1,148,431
May Department Stores Co.	19,796	485,200
Nordstrom, Inc.	9,469	351,584
Sears, Roebuck & Co.	14,483	554,409
Target Corp.	62,175	2,771,761

		7,532,879

Specialty Retail 2.3%
AutoNation, Inc.*	18,199	299,192
AutoZone, Inc.*	5,659	419,106
Bed Bath & Beyond, Inc.*	20,452	765,314
Best Buy Co., Inc.	22,086	1,027,441
Boise Cascade Corp.	5,967	186,707
Circuit City Stores, Inc.	13,530	175,484
Gap, Inc.	61,275	1,148,293
Home Depot, Inc.	151,294	5,531,309
Limited Brands, Inc.	32,077	644,106
Lowe's Companies, Inc.	53,512	2,659,546
Office Depot, Inc.*	21,296	340,949
RadioShack Corp.	10,947	294,912
Sherwin-Williams Co.	9,747	402,551
Staples, Inc.	33,856	970,990
Tiffany & Co.	9,964	308,386
TJX Companies, Inc.	33,688	712,838
Toys "R" Us, Inc.*	14,563	236,503

		16,123,627

Textiles, Apparel & Luxury Goods 0.4%
Jones Apparel Group, Inc.	8,585	306,399
Liz Claiborne, Inc.	7,551	287,467
NIKE, Inc., Class B	17,969	1,353,245
Reebok International, Ltd.	4,082	138,666
VF Corp.	7,478	368,964

		2,454,741

[2]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Share	Value

COMMON STOCKS continued
CONSUMER STAPLES 11.0%
Beverages 2.5%
Adolph Coors Co., Class B	2,530	$173,279
Anheuser-Busch Companies, Inc.	54,739	2,890,219
Brown-Forman Corp., Class B	8,267	392,600
Coca-Cola Co.	165,786	7,412,292
Coca-Cola Enterprises, Inc.	31,995	660,697
Pepsi Bottling Group, Inc.	17,529	469,602
PepsiCo, Inc.	116,190	5,809,500

		17,808,189

Food & Staples Retailing 3.4%
Albertsons, Inc.	25,035	615,360
Costco Wholesale Corp.	31,241	1,286,192
CVS Corp.	27,043	1,081,720
Kroger Co.*	50,541	835,443
Safeway, Inc.*	30,378	613,636
SUPERVALU, Inc.	9,176	241,879
Sysco Corp.	43,523	1,398,829
Wal-Mart Stores, Inc.	291,917	15,375,269
Walgreen Co.	69,738	2,541,950
Winn-Dixie Stores, Inc.	9,676	40,349

		24,030,627

Food Products 1.3%
Archer-Daniels-Midland Co.	44,241	706,529
Campbell Soup Co.	27,973	726,179
ConAgra Foods, Inc.	35,967	942,336
General Mills, Inc.	25,725	1,215,506
H.J. Heinz Co.	23,966	908,551
Hershey Foods Corp.	17,654	852,335
Kellogg Co.	27,951	1,173,383
McCormick & Co., Inc.	9,360	314,028
Sara Lee Corp.	53,795	1,190,483
Wm. Wrigley Jr. Co.	15,288	948,315

		8,977,645

Household Products 2.1%
Clorox Co.	14,440	763,010
Colgate-Palmolive Co.	36,217	1,955,718
Kimberly-Clark Corp.	34,123	2,276,004
Procter & Gamble Co.	174,970	9,793,071

		14,787,803

Personal Products 0.6%
Alberto-Culver Co.	6,158	297,370
Avon Products, Inc.	32,118	1,418,973
Gillette Co.	68,302	2,902,835

		4,619,178

Tobacco 1.1%
Altria Group, Inc.	139,589	6,832,881
Reynolds American, Inc.	10,210	770,855
UST, Inc.	11,266	451,992

		8,055,728

[3]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Share	Value

COMMON STOCKS continued
ENERGY 6.8%
Energy Equipment & Services 0.9%
Baker Hughes, Inc.	22,672	$891,690
BJ Services Co.*	10,952	526,244
Halliburton Co.	29,958	873,875
Nabors Industries, Ltd.*	10,112	445,939
Noble Corp.*	9,177	369,099
Rowan Companies, Inc.*	7,201	175,128
Schlumberger, Ltd.	40,102	2,478,303
Transocean, Inc.*	21,836	670,365

		6,430,643

Oil & Gas 5.9%
Amerada Hess Corp.	6,127	493,223
Anadarko Petroleum Corp.	17,144	1,015,268
Apache Corp.	22,137	989,303
Ashland, Inc.	4,790	246,350
Burlington Resources, Inc.	27,004	978,355
ChevronTexaco Corp.	72,834	7,101,315
ConocoPhillips	46,682	3,474,541
Devon Energy Corp.	16,322	1,057,829
El Paso Corp.	43,631	356,902
EOG Resources, Inc.	7,934	458,347
Exxon Mobil Corp.	445,153	20,521,553
Kerr-McGee Corp.	10,183	537,459
Kinder Morgan, Inc.	8,445	510,922
Marathon Oil Corp.	23,511	852,744
Occidental Petroleum Corp.	26,626	1,375,233
Sunoco, Inc.	5,144	316,356
Unocal Corp.	17,939	669,842
Valero Energy Corp.	8,762	578,555
Williams Companies, Inc.	35,382	420,692

		41,954,789

FINANCIALS 20.9%
Capital Markets 2.7%
Bank of New York Co., Inc.	52,923	1,577,105
Bear Stearns Companies, Inc.	7,142	627,925
Charles Schwab Corp.	92,898	877,886
E*TRADE Financial Corp.*	24,874	293,016
Federated Investors, Inc., Class B	7,358	212,278
Franklin Resources, Inc.	17,016	906,442
Goldman Sachs Group, Inc.	32,847	2,944,734
Janus Capital Group, Inc.	16,292	223,852
Lehman Brothers Holdings, Inc.	18,848	1,392,679
Mellon Financial Corp.	28,893	833,852
Merrill Lynch & Co., Inc.	65,410	3,340,489
Morgan Stanley	74,819	3,795,568
Northern Trust Corp.	15,001	645,793
State Street Corp.	22,865	1,032,126
T. Rowe Price Group, Inc.	8,623	427,097

		19,130,842

Commercial Banks 6.1%
AmSouth Bancorp	23,976	624,575
Bank of America Corp.	277,544	12,483,929
BB&T Corp.	38,191	1,527,258
Charter One Financial, Inc.	15,233	677,412
[4]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Share	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Comerica, Inc.	11,792	$709,289
Fifth Third Bancorp	38,311	1,908,271
First Horizon National Corp.	8,439	383,721
Huntington Bancshares, Inc.	15,615	385,222
KeyCorp	27,930	875,606
M&T Bank Corp.	8,068	766,299
Marshall & Ilsley Corp.	15,121	606,050
National City Corp.	46,117	1,742,761
North Fork Bancorp, Inc.	11,774	493,802
PNC Financial Services Group, Inc.	19,197	1,030,303
Regions Financial Corp.	31,377	1,013,163
SouthTrust Corp.	22,447	928,183
SunTrust Banks, Inc.	19,223	1,309,086
Synovus Financial Corp.	20,745	526,923
U.S. Bancorp	129,008	3,805,736
Wachovia Corp. °	89,489	4,197,929
Wells Fargo & Co.	114,864	6,748,260
Zions Bancorp	6,094	379,534

		43,123,312

Consumer Finance 1.3%
American Express Co.	86,979	4,350,690
Capital One Financial Corp.	16,319	1,105,775
MBNA Corp.	86,965	2,099,335
Providian Financial Corp.*	19,819	286,186
SLM Corp.	29,877	1,165,801

		9,007,787

Diversified Financial Services 3.9%
Citigroup, Inc.	352,000	16,396,160
JPMorgan Chase & Co.	242,541	9,599,773
Moody's Corp.	10,189	698,558
Principal Financial Group, Inc.	21,727	754,144

		27,448,635

Insurance 4.7%
ACE, Ltd.	19,272	742,936
AFLAC, Inc.	34,618	1,388,182
Allstate Corp.	47,825	2,257,818
AMBAC Financial Group, Inc.	7,378	557,039
American International Group, Inc.	177,531	12,647,308
AON Corp.	21,448	556,576
Chubb Corp.	12,913	878,213
CIGNA Corp.	9,625	640,640
Cincinnati Financial Corp.	11,452	462,088
Hartford Financial Services Group, Inc.	19,877	1,215,677
Jefferson Pilot Corp.	9,517	455,864
Lincoln National Corp.	12,136	549,761
Loews Corp.	12,625	717,100
Marsh & McLennan Co.	35,619	1,591,813
MBIA, Inc.	9,828	562,850
MetLife, Inc.	51,447	1,916,401
Progressive Corp.	14,798	1,188,279
Prudential Financial, Inc.	35,803	1,653,383
SAFECO Corp.	9,482	456,748
St. Paul Travelers Companies, Inc.	45,407	1,575,169
Torchmark Corp.	7,576	390,012
[5]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Share	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
UnumProvident Corp.	20,167	$326,302
XL Capital, Ltd., Class A	9,402	660,020

		33,390,179

Real Estate 0.4%
Apartment Investment & Management Co., Class A REIT	6,407	227,448
Equity Office Properties Trust REIT	27,471	784,572
Equity Residential REIT	19,071	617,710
Plum Creek Timber Co., Inc. REIT	12,472	412,075
ProLogis Trust REIT	12,344	446,235
Simon Property Group, Inc. REIT	14,164	792,476

		3,280,516

Thrifts & Mortgage Finance 1.9%
Countrywide Financial Corp.	38,032	1,352,038
Fannie Mae	65,963	4,910,945
Freddie Mac	46,861	3,145,310
Golden West Financial Corp.	10,389	1,124,402
MGIC Investment Corp.	6,724	459,048
Sovereign Bancorp, Inc.	23,319	509,753
Washington Mutual, Inc.	58,870	2,285,922

		13,787,418

HEALTH CARE 13.4%
Biotechnology 1.4%
Amgen, Inc.*	86,556	5,131,905
Applera Corp. - Applied Biosystems Group	13,738	261,572
Biogen Idec, Inc.*	23,126	1,372,066
Chiron Corp.*	12,861	545,049
Genzyme Corp.*	15,418	832,572
Gilead Sciences, Inc.*	14,588	1,008,468
MedImmune, Inc.*	16,932	404,167

		9,555,799

Health Care Equipment & Supplies 2.2%
Bausch & Lomb, Inc.	3,605	237,750
Baxter International, Inc.	41,719	1,274,098
Becton Dickinson & Co.	17,240	829,589
Biomet, Inc.	17,317	790,521
Boston Scientific Corp.*	56,841	2,030,929
C.R. Bard, Inc.	7,102	398,422
Fisher Scientific International, Inc.*	7,767	442,486
Guidant Corp.	21,349	1,276,670
Hospira, Inc.*	10,621	294,202
Medtronic, Inc.	82,509	4,104,823
Millipore Corp.*	3,358	168,907
PerkinElmer, Inc.	8,693	151,953
St. Jude Medical, Inc.*	11,991	806,395
Stryker Corp.	27,239	1,233,927
Thermo Electron Corp.*	11,280	296,325
Waters Corp.*	8,135	352,327
Zimmer Holdings, Inc.*	16,610	1,184,293

		15,873,617

[6]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Share	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 1.9%
Aetna, Inc.	10,373	$961,058
AmerisourceBergen Corp.	7,644	413,540
Anthem, Inc.*	9,436	766,581
Cardinal Health, Inc.	29,295	1,324,134
Caremark Rx, Inc.*	31,133	893,517
Express Scripts, Inc.*	5,304	335,213
HCA, Inc.	33,055	1,282,865
Health Management Associates, Inc.	16,544	316,321
Humana, Inc.*	10,991	208,829
IMS Health, Inc.	15,994	373,140
Manor Care, Inc.	6,050	185,554
Mckesson Corp.	19,930	616,833
Medco Health Solutions, Inc.*	18,450	576,193
Quest Diagnostics, Inc.	7,043	602,881
Tenet Healthcare Corp.*	31,683	330,137
UnitedHealth Group, Inc.	45,444	3,005,212
Wellpoint Health Networks, Inc.*	10,594	1,040,119

		13,232,127

Pharmaceuticals 7.8%
Abbott Laboratories	106,160	4,425,810
Allergan, Inc.	8,940	667,371
Bristol-Myers Squibb Co.	132,344	3,140,523
Eli Lilly & Co.	76,879	4,877,973
Forest Laboratories, Inc.*	25,174	1,154,228
Johnson & Johnson	202,060	11,739,686
King Pharmaceuticals, Inc.*	16,430	204,718
Merck & Co., Inc.	151,249	6,801,668
Mylan Laboratories, Inc.	18,279	318,420
Pfizer, Inc.	519,377	16,968,047
Schering-Plough Corp.	100,183	1,849,378
Watson Pharmaceuticals, Inc.*	7,410	204,071
Wyeth	90,765	3,319,276

		55,671,169

INDUSTRIALS 11.4%
Aerospace & Defense 2.0%
Boeing Co.	57,388	2,996,801
General Dynamics Corp.	13,549	1,322,924
Goodrich Corp.	8,005	254,239
Honeywell International, Inc.	58,454	2,103,175
Lockheed Martin Corp.	30,547	1,642,818
Northrop Grumman Corp.	24,470	1,263,875
Raytheon Co.	30,472	1,058,293
Rockwell Collins, Inc.	12,070	415,087
United Technologies Corp.	34,983	3,285,254

		14,342,466

Air Freight & Logistics 1.1%
FedEx Corp.	20,333	1,667,103
Ryder System, Inc.	4,453	195,086
United Parcel Service, Inc., Class B	76,721	5,604,469

		7,466,658

[7]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Share	Value

COMMON STOCKS continued
Industrials continued
Airlines 0.1%
Delta Air Lines, Inc.*	8,475	$34,239
Southwest Airlines Co.	53,784	797,079

		831,318

Building Products 0.2%
American Standard Companies, Inc.*	14,638	550,535
Masco Corp.	29,815	957,956

		1,508,491

Commercial Services & Supplies 1.0%
Allied Waste Industries, Inc.*	21,596	221,143
Apollo Group, Inc., Class A*	12,018	937,404
Avery Dennison Corp.	7,519	467,306
Cendant Corp.	69,425	1,501,663
Cintas Corp.	11,652	477,848
Deluxe Corp.	3,396	145,077
Equifax, Inc.	9,323	227,481
H&R Block, Inc.	11,910	574,777
Monster Worldwide, Inc.*	7,977	161,375
Pitney Bowes, Inc.	15,732	685,286
R. R. Donnelley & Sons Co.	14,787	454,404
Robert Half International, Inc.	11,680	286,160
Waste Management, Inc.	39,514	1,098,094

		7,238,018

Construction & Engineering 0.0%
Fluor Corp.	5,651	241,580

Electrical Equipment 0.4%
American Power Conversion Corp.	13,626	228,917
Cooper Industries, Ltd., Class A	6,296	347,665
Emerson Electric Co.	28,715	1,787,508
Power-One, Inc.*	5,696	42,777
Rockwell Automation, Inc.	12,653	493,467

		2,900,334

Industrial Conglomerates 4.6%
3M Co.	53,235	4,384,435
General Electric Co.	718,389	23,555,975
Textron, Inc.	9,367	594,711
Tyco International, Ltd.	136,506	4,275,368

		32,810,489

Machinery 1.4%
Caterpillar, Inc.	23,272	1,691,874
Crane Co.	4,053	109,431
Cummins, Inc.	2,934	197,429
Danaher Corp.	20,962	1,077,866
Deere & Co.	16,944	1,072,047
Dover Corp.	13,835	521,995
Eaton Corp.	10,251	618,648
Illinois Tool Works, Inc.	21,083	1,924,667
Ingersoll-Rand Co., Ltd., Class A	11,795	766,793
ITT Industries, Inc.	6,304	498,646
Navistar International Corp.*	4,752	170,027
Paccar, Inc.	11,942	718,789
Pall Corp.	8,515	207,425
Parker-Hannifin Corp.	8,138	442,463

		10,018,100

[8]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Share	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 0.5%
Burlington Northern Santa Fe Corp.	25,244	$903,735
CSX Corp.	14,612	461,447
Norfolk Southern Corp.	26,686	757,883
Union Pacific Corp.	17,638	1,007,306

		3,130,371

Trading Companies & Distributors 0.1%
W.W. Grainger, Inc.	6,185	330,341

INFORMATION TECHNOLOGY 15.3%
Communications Equipment 2.7%
ADC Telecommunications, Inc.*	55,058	117,824
Andrew Corp.*	10,935	121,269
Avaya, Inc.*	30,200	366,024
CIENA Corp.*	38,640	70,325
Cisco Systems, Inc.*	460,225	8,633,821
Comverse Technology, Inc.*	13,316	233,163
Corning, Inc.*	93,400	945,208
JDS Uniphase Corp.*	98,025	304,858
Lucent Technologies, Inc.*	291,703	913,030
Motorola, Inc.	159,559	2,576,878
QLogic Corp.*	6,346	165,694
QUALCOMM, Inc.	110,292	4,196,611
Scientific-Atlanta, Inc.	10,425	283,977
Tellabs, Inc.*	28,301	256,690

		19,185,372

Computers & Peripherals 3.5%
Apple Computer, Inc.*	25,868	892,187
Dell, Inc.*	171,729	5,983,038
EMC Corp.*	166,346	1,791,546
Gateway, Inc.*	25,347	111,273
Hewlett-Packard Co.	207,556	3,713,177
International Business Machines Corp.	114,716	9,715,298
Lexmark International, Inc., Class A*	8,844	782,252
NCR Corp.*	6,439	284,411
Network Appliance, Inc.*	23,654	474,736
Sun Microsystems, Inc.*	226,391	869,342

		24,617,260

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.*	32,770	671,785
Jabil Circuit, Inc.*	13,662	281,847
Molex, Inc.	12,907	372,625
Sanmina-SCI Corp.*	35,457	245,363
Solectron Corp.*	65,440	337,670
Symbol Technologies, Inc.	15,961	205,897
Tektronix, Inc.	5,761	164,592

		2,279,779

Internet Software & Services 0.4%
Yahoo!, Inc.*	91,666	2,613,397

IT Services 1.1%
Affiliated Computer Services, Inc., Class A*	9,259	503,041
Automatic Data Processing, Inc.	40,191	1,598,396
Computer Sciences Corp.*	12,767	591,750
Convergys Corp.*	9,755	135,595
[9]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Share	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services continued
Electronic Data Systems Corp.	34,874	$670,278
First Data Corp.	59,386	2,509,059
Fiserv, Inc.*	13,270	461,531
Paychex, Inc.	25,706	762,697
Sabre Holdings, Inc., Class A	9,464	217,672
SunGard Data Systems, Inc.*	19,747	454,181
Unisys Corp.*	22,687	227,777

		8,131,977

Office Electronics 0.1%
Xerox Corp.*	54,469	731,519

Semiconductors & Semiconductor Equipment 2.9%
Advanced Micro Devices, Inc.*	24,067	275,086
Altera Corp.*	25,480	482,082
Analog Devices, Inc.	25,583	888,242
Applied Materials, Inc.*	114,747	1,823,330
Applied Micro Circuits Corp.*	21,219	71,084
Broadcom Corp., Class A*	21,380	580,253
Intel Corp.	440,249	9,372,901
KLA-Tencor Corp.*	13,380	499,877
Linear Technology Corp.	21,061	753,352
LSI Logic Corp.*	26,009	125,623
Maxim Integrated Products, Inc.	21,933	952,550
Micron Technology, Inc.*	41,556	478,309
National Semiconductor Corp.*	24,420	325,519
Novellus Systems, Inc.*	10,064	245,863
NVIDIA Corp.*	11,294	140,723
PMC-Sierra, Inc.*	12,021	112,276
Teradyne, Inc.*	13,203	169,923
Texas Instruments, Inc.	117,829	2,302,379
Xilinx, Inc.	23,626	648,061

		20,247,433

Software 4.3%
Adobe Systems, Inc.	16,250	745,388
Autodesk, Inc.	7,725	343,067
BMC Software, Inc.*	15,166	227,035
Citrix Systems, Inc.*	11,585	184,317
Computer Associates International, Inc.	39,805	964,077
Compuware Corp.*	26,286	119,076
Electronic Arts, Inc.*	20,603	1,025,617
Intuit, Inc.*	13,038	551,377
Mercury Interactive Corp.*	6,276	216,585
Microsoft Corp.	734,748	20,058,620
Novell, Inc.*	26,320	155,288
Oracle Corp.*	353,600	3,525,392
Parametric Technology Corp.*	18,247	88,863
PeopleSoft, Inc.*	24,836	432,146
Siebel Systems, Inc.*	34,209	260,331
Symantec Corp.*	21,225	1,017,951
Veritas Software Corp.*	29,394	491,468

		30,406,598

[10]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Share	Value

COMMON STOCKS continued
MATERIALS 3.0%
Chemicals 1.6%
Air Products & Chemicals, Inc.	15,471	$810,371
Dow Chemical Co.	63,721	2,727,896
E.I. du Pont de Nemours & Co.	68,083	2,877,187
Eastman Chemical Co.	5,271	245,260
Ecolab, Inc.	17,490	523,301
Engelhard Corp.	8,458	239,108
Great Lakes Chemical Corp.	3,454	90,218
Hercules, Inc.*	7,485	102,694
International Flavors & Fragrances, Inc.	6,422	247,440
Monsanto Co.	18,077	661,618
PPG Industries, Inc.	11,678	697,994
Praxair, Inc.	22,120	897,630
Rohm & Haas Co.	15,255	618,285
Sigma-Aldrich Corp.	4,706	269,607

		11,008,609

Construction Materials 0.0%
Vulcan Materials Co.	6,950	331,306

Containers & Packaging 0.2%
Ball Corp.	7,672	286,472
Bemis Co., Inc.	7,278	192,358
Pactiv Corp.*	10,426	246,575
Sealed Air Corp.*	5,740	281,949
Temple-Inland, Inc.	3,768	257,279

		1,264,633

Metals & Mining 0.7%
Alcoa, Inc.	59,177	1,916,151
Allegheny Technologies, Inc.	6,349	119,425
Freeport-McMoRan Copper & Gold, Inc., Class B	12,051	453,479
Newmont Mining Corp.	30,157	1,338,669
Nucor Corp.	5,373	420,652
Phelps Dodge Corp.	6,364	519,048
United States Steel Corp.	7,712	284,650
Worthington Industries, Inc.	5,902	120,106

		5,172,180

Paper & Forest Products 0.5%
Georgia-Pacific Corp.	17,354	589,689
International Paper Co.	33,045	1,322,461
Louisiana-Pacific Corp.	7,406	182,928
MeadWestvaco Corp.	13,718	413,598
Weyerhaeuser Co.	16,414	1,026,039

		3,534,715

TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 3.0%
ALLTEL Corp.	20,976	1,146,338
AT&T Corp.	54,038	798,682
BellSouth Corp.	124,857	3,341,173
Centurytel, Inc.	9,452	304,260
Citizens Communications Co.	19,565	247,106
Qwest Communications International, Inc.*	121,453	350,999
SBC Communications, Inc.	225,425	5,813,711
Sprint Corp.	97,083	1,910,593
Verizon Communications, Inc.	188,563	7,401,098

		21,313,960

[11]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Share	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunications Services 0.6%
AT&T Wireless Services, Inc.*	185,640	$2,714,057
Nextel Communications, Inc., Class A*	75,539	1,751,749

		4,465,806

UTILITIES 2.9%
Electric Utilities 2.0%
Allegheny Energy, Inc.*	8,642	126,951
Ameren Corp.	13,112	613,510
American Electric Power Co., Inc.	26,930	881,419
CenterPoint Energy, Inc.	20,909	228,744
Cinergy Corp.	12,245	495,678
Consolidated Edison, Inc.	16,400	692,080
DTE Energy Co.	11,806	487,824
Edison International	22,177	596,118
Entergy Corp.	15,674	945,142
Exelon Corp.	44,990	1,657,881
FirstEnergy Corp.	22,451	903,428
FPL Group, Inc.	12,579	870,467
PG&E Corp.*	28,522	832,557
Pinnacle West Capital Corp.	6,218	262,462
PPL Corp.	12,104	578,934
Progress Energy, Inc.	16,783	736,606
Southern Co.	50,196	1,523,449
TECO Energy, Inc.	13,518	179,249
TXU Corp.	20,681	860,950
Xcel Energy, Inc.	27,178	479,692

		13,953,141

Gas Utilities 0.1%
Keyspan Corp.	10,902	415,366
NICOR, Inc.	2,999	107,514
NiSource, Inc.	17,929	372,923
Peoples Energy Corp.	2,555	106,161

		1,001,964

Multi-Utilities & Unregulated Power 0.8%
AES Corp.*	43,369	437,593
Calpine Corp.*	30,209	103,315
CMS Energy Corp. !*	11,132	106,867
Constellation Energy Group, Inc.	11,468	471,335
Dominion Resources, Inc.	22,225	1,442,180
Duke Energy Corp.	62,272	1,378,702
Dynegy, Inc., Class A*	25,794	112,462
Public Service Enterprise Group, Inc.	16,105	681,886
Sempra Energy	15,639	565,350

		5,299,690

Total Common Stocks (cost $586,216,557)		702,388,309

EXCHANGE TRADED FUND 0.8%
Midcap Spider Trust, Ser. 1 (cost $5,585,656)	52,771	5,864,441

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund ø (cost $287,006)	287,006	287,006

Total Investments (cost $592,089,219) 99.9%		708,539,756
Other Assets and Liabilities 0.1%		1,045,880

Net Assets 100.0%		$709,585,636

[12]

EVERGREEN MARKET INDEX FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
*	Non-income producing security.
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $3,299,449 at August 31, 2004.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviation

REIT	Real Estate Investment Trust

On August 31, 2004, the aggregate cost of securities for federal income tax purposes was $592,194,847. The gross unrealized appreciation and depreciation on securities based on tax cost was $126,558,356 and $10,213,447, respectively, with a net unrealized appreciation of $116,344,909.

[13]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 99.2%
CONSUMER DISCRETIONARY 13.4%
Auto Components 0.1%
Borg-Warner Automotive, Inc.	1,643	$73,508
Gentex Corp.	9,413	323,242
Johnson Controls, Inc.	5,719	321,980

		718,730

Automobiles 0.3%
Harley-Davidson, Inc.	35,965	2,194,584

Hotels, Restaurants & Leisure 1.6%
Applebee's International, Inc.	10,038	241,615
Brinker International, Inc.*	10,675	325,054
Cheesecake Factory, Inc.*	6,313	261,232
Choice Hotels, Inc.	2,256	116,996
Darden Restaurants, Inc.	8,631	181,337
GTECH Holdings Corp.	14,458	339,763
Harrah's Entertainment, Inc.	7,520	362,389
Hilton Hotels Corp.	39,942	712,965
International Game Technology	42,517	1,226,615
International Speedway Corp., Class A	3,687	195,042
Mandalay Resort Group	8,221	557,713
Marriott International, Inc., Class A	20,665	980,554
MGM Mirage*	1,396	57,711
Outback Steakhouse, Inc.	6,804	266,309
Ruby Tuesday, Inc.	8,111	219,402
Starbucks Corp.*	48,318	2,089,270
Starwood Hotels & Resorts Worldwide, Inc., Class B	9,055	400,231
Station Casinos, Inc.	5,165	237,590
Wendy's International, Inc.	1,765	60,663
Wynn Resorts, Ltd.*	4,031	155,597
Yum! Brands, Inc.	35,265	1,400,373

		10,388,421

Household Durables 0.8%
Black & Decker Corp.	8,423	580,597
Centex Corp.	7,260	332,290
D.R. Horton, Inc.	15,533	480,591
Fortune Brands, Inc.	16,752	1,225,409
Harman International Industries, Inc.	7,170	693,267
Hovnanian Enterprises, Inc., Class A*	3,114	107,184
KB Home	223	15,336
Leggett & Platt, Inc.	8,819	237,143
Lennar Corp., Class A	6,757	309,471
M.D.C Holdings, Inc.	1,614	111,124
Maytag Corp.	5,299	107,199
Mohawk Industries, Inc.*	3,324	255,682
Newell Rubbermaid, Inc.	2,478	53,351
NVR, Inc.*	657	329,978
Pulte Homes, Inc.	5,340	314,793
Ryland Group, Inc.	455	40,108
Standard Pacific Corp.	233	11,760
Toll Brothers, Inc.*	2,610	115,858

		5,321,141

[1]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Internet & Catalog Retail 1.1%
Amazon.com, Inc.*	36,176	$1,379,753
eBay, Inc.*	63,281	5,476,338
IAC/InterActiveCorp*	19,773	451,022
Netflix, Inc.*	4,254	59,343

		7,366,456

Leisure Equipment & Products 0.2%
Brunswick Corp.	6,706	263,613
Marvel Enterprises, Inc.*	8,670	127,189
Mattel, Inc.	22,544	362,733
Polaris Industries, Inc.	5,233	246,788

		1,000,323

Media 3.0%
Belo Corp.	7,172	164,526
Cablevision Systems Corp., Class A*	18,126	335,694
Citadel Broadcasting Corp.*	3,156	45,446
Clear Channel Communications, Inc.	28,392	951,416
Cox Communications, Inc., Class A*	16,749	550,372
Cox Radio, Inc., Class A*	2,002	33,654
DIRECTV Group, Inc.*	69,437	1,101,965
Dow Jones & Co., Inc.	7,136	292,933
E.W. Scripps Co., Class A	3,838	392,666
EchoStar Communications Corp., Class A*	27,588	845,572
Entercom Communications Corp.*	2,498	94,175
Fox Entertainment Group, Inc., Class A*	5,736	155,675
Gemstar-TV Guide International, Inc.*	11,668	61,607
Getty Images, Inc.*	5,255	291,390
Harte-Hanks, Inc.	6,195	153,698
Interpublic Group of Companies, Inc.*	34,457	363,521
John Wiley & Sons, Inc., Class A	5,723	181,476
Knight Ridder, Inc.	1,630	105,021
Lamar Advertising Co., Class A*	8,034	351,005
Liberty Media Corp., Class A*	157,454	1,402,915
Liberty Media International, Inc., Class A*	10,535	356,083
McGraw-Hill Companies, Inc.	23,343	1,767,765
Media General, Inc., Class A	1,384	80,535
Meredith Corp.	4,457	223,207
Metro-Goldwyn-Mayer Studios, Inc.	1,945	22,173
New York Times Co., Class A	16,488	669,743
Omnicom Group, Inc.	19,558	1,345,786
Pixar, Inc.*	2,960	230,051
Radio One, Inc., Class D*	4,722	73,663
Regal Entertainment Group, Class A	658	12,120
Time Warner, Inc.*	100,483	1,642,897
UnitedGlobalCom, Inc., Class A*	33,235	225,998
Univision Communications, Inc., Class A*	16,962	559,746
Viacom, Inc., Class B	47,779	1,591,518
Walt Disney Co.	74,270	1,667,362
Washington Post Co., Class B	670	581,895
Westwood One, Inc.*	9,215	206,785
XM Satellite Radio Holdings, Inc., Class A*	18,322	503,305

		19,635,359

[2]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail 1.4%
Big Lots, Inc.*	5,908	$72,018
Dollar General Corp.	35,957	708,353
Dollar Tree Stores, Inc.*	13,842	325,425
Family Dollar Stores, Inc.	18,434	487,579
Kohl's Corp.*	36,567	1,809,335
Nordstrom, Inc.	8,866	329,195
Target Corp.	111,258	4,959,882

		8,691,787

Specialty Retail 4.4%
Abercrombie & Fitch Co., Class A	11,509	322,252
Advance Auto Parts, Inc.*	9,036	334,874
American Eagle Outfitters, Inc.	5,988	199,400
AnnTaylor Stores Corp.*	5,638	136,271
AutoZone, Inc.*	7,145	529,159
Barnes & Noble, Inc.*	602	20,805
Bed Bath & Beyond, Inc.*	36,615	1,370,133
Best Buy Co., Inc.	32,270	1,501,200
Blockbuster, Inc., Class A	1,310	10,519
CarMax, Inc.*	12,653	247,746
Chico's FAS, Inc.*	10,863	444,297
Circuit City Stores, Inc.	4,190	54,344
Claire's Stores, Inc.	9,848	239,700
Foot Locker, Inc.	7,409	165,739
Gap, Inc.	75,691	1,418,449
Home Depot, Inc.	250,512	9,158,719
Limited Brands, Inc.	2,723	54,678
Lowe's Companies, Inc.	95,800	4,761,260
Michaels Stores, Inc.	8,375	480,139
O'Reilly Automotive, Inc.*	5,935	233,898
Pacific Sunwear of California, Inc.*	9,341	178,974
PETCO Animal Supplies, Inc.*	5,023	166,362
PETsMART, Inc.	17,591	493,604
Pier 1 Imports, Inc.	4,889	84,824
RadioShack Corp.	19,598	527,970
Regis Corp.	2,276	93,157
Rent-A-Center, Inc.*	5,656	170,246
Ross Stores, Inc.	18,355	388,208
Sherwin-Williams Co.	1,264	52,203
Staples, Inc.	60,610	1,738,295
Talbots, Inc.	2,368	63,486
Tiffany & Co.	17,903	554,098
TJX Companies, Inc.	60,527	1,280,751
Urban Outfitters, Inc.*	5,562	168,807
Weight Watchers International, Inc.*	4,968	193,951
Williams-Sonoma, Inc.*	11,372	397,906

		28,236,424

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.*	22,931	966,542
Columbia Sportswear Co.*	1,731	94,409
Fossil, Inc.*	4,805	137,951
Nike, Inc., Class B	19,912	1,499,573
Polo Ralph Lauren Corp., Class A	762	27,836
Reebok International, Ltd.	897	30,471
Timberland Co., Class A*	2,447	136,665

		2,893,447

[3]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 13.3%
Beverages 4.0%
Anheuser-Busch Companies, Inc.	89,080	$4,703,424
Brown-Forman Corp., Class B	3,570	169,539
Coca-Cola Co.	229,525	10,262,063
Pepsi Bottling Group, Inc.	16,776	449,429
PepsiCo, Inc.	196,984	9,849,200

		25,433,655

Food & Staples Retailing 3.8%
7-Eleven, Inc.*	3,084	59,583
Costco Wholesale Corp.	3,468	142,778
CVS Corp.	5,519	220,760
Rite Aid Corp.*	47,001	206,804
SYSCO Corp.	77,917	2,504,252
Wal-Mart Stores, Inc.	312,517	16,460,270
Walgreen Co.	124,848	4,550,710
Whole Foods Market, Inc.	7,533	585,540

		24,730,697

Food Products 0.8%
Campbell Soup Co.	13,966	362,557
H.J. Heinz Co.	21,967	832,769
Hershey Foods Corp.	16,443	793,868
Kellogg Co.	17,061	716,221
McCormick & Co., Inc.	12,651	424,441
Sara Lee Corp.	46,805	1,035,795
Wm. Wrigley Jr. Co.	17,964	1,114,307

		5,279,958

Household Products 3.4%
Church & Dwight Co., Inc.	5,002	224,940
Clorox Co.	12,921	682,746
Colgate-Palmolive Co.	53,945	2,913,030
Energizer Holdings, Inc.*	4,337	179,291
Kimberly-Clark Corp.	25,657	1,711,322
Procter & Gamble Co.	285,674	15,989,174

		21,700,503

Personal Products 1.3%
Alberto-Culver Co.	7,350	354,931
Avon Products, Inc.	57,499	2,540,306
Estee Lauder Companies, Inc., Class A	13,180	579,261
Gillette Co.	113,106	4,807,005
NBTY, Inc.*	6,644	158,991

		8,440,494

ENERGY 1.3%
Energy Equipment & Services 1.0%
Baker Hughes, Inc.	40,589	1,596,365
BJ Services Co.*	19,606	942,068
Cooper Cameron Corp.*	1,375	70,029
Diamond Offshore Drilling, Inc.	3,760	95,579
ENSCO International, Inc.	10,267	299,386
FMC Technologies, Inc.*	8,190	251,597
Grant Prideco, Inc.*	14,891	272,059
Halliburton Co.	53,633	1,564,475
National Oilwell, Inc.*	6,712	200,689
Patterson-UTI Energy, Inc.	18,788	325,408
[4]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Energy Equipment & Services continued
Pride International, Inc.*	6,571	$120,643
Rowan Co., Inc.*	6,536	158,955
Smith International, Inc.*	12,720	724,786
Tidewater, Inc.	3,543	103,385
Varco International, Inc.*	1,619	39,309

		6,764,733

Oil & Gas 0.3%
Burlington Resources, Inc.	5,704	206,656
Evergreen Resources*	5,252	207,192
Kinder Morgan, Inc.	1,865	112,833
Newfield Exploration Co.*	3,346	185,201
Patina Oil & Gas Corp.	8,595	230,088
Pogo Producing Co.	1,580	69,488
XTO Energy, Inc.	31,159	873,698

		1,885,156

FINANCIALS 9.5%
Capital Markets 1.2%
American Capital Strategies, Ltd.	2,953	92,134
Ameritrade Holding Corp.*	28,748	327,440
Bank of New York Co., Inc.	12,601	375,510
Blackrock, Inc., Class A	2,236	163,429
Charles Schwab Corp.	107,080	1,011,906
E*TRADE Financial Corp.*	25,427	299,530
Eaton Vance Corp.	8,288	332,763
Federated Investors, Inc., Class B	9,039	260,775
Franklin Resources, Inc.	2,297	122,361
Goldman Sachs Group, Inc.	2,552	228,787
Investors Financial Services Corp.	8,056	373,637
Legg Mason, Inc.	8,086	652,378
Mellon Financial Corp.	15,828	456,796
Morgan Stanley	17,011	862,968
Northern Trust Corp.	7,114	306,258
Nuveen Investments, Inc., Class A	1,623	46,256
SEI Investments Co.	7,795	254,741
State Street Corp.	19,893	897,970
T. Rowe Price Group, Inc.	13,261	656,817
Waddell & Reed Financial, Inc., Class A	10,054	218,574

		7,941,030

Commercial Banks 0.8%
Commerce Bancorp, Inc.	8,412	441,378
Fifth Third Bancorp	49,702	2,475,656
North Fork Bancorp, Inc.	6,896	289,218
Synovus Financial Corp.	25,700	652,780
TCF Financial Corp.	7,587	482,609
U.S. Bancorp	20,324	599,558
UCBH Holdings, Inc.	5,502	220,905
Valley National Bancorp	710	18,375
Westcorp	995	40,865

		5,221,344

Consumer Finance 2.0%
American Express Co.	137,496	6,877,550
Capital One Financial Corp.	21,035	1,425,331
First Marblehead Corp.*	2,143	88,656
[5]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance continued
MBNA Corp.	101,453	$2,449,075
MoneyGram International, Inc.*	4,781	79,843
Providian Financial Corp.*	9,864	142,436
SLM Corp.	53,488	2,087,102
WFS Financial, Inc.*	367	16,651

		13,166,644

Diversified Financial Services 0.3%
CapitalSource, Inc.*	7,838	159,817
Chicago Merchantile Exchange Holdings, Inc.	4,025	535,848
Instinet Group, Inc.*	833	4,115
Moody's Corp.	15,305	1,049,311

		1,749,091

Insurance 3.2%
AFLAC, Inc.	55,901	2,241,630
AMBAC Financial Group, Inc.	3,157	238,353
American International Group, Inc.	187,042	13,324,872
Arthur J. Gallagher & Co.*	10,444	332,746
Brown & Brown, Inc.	6,605	296,564
Genworth Financial Inc., Class A*	2,454	55,779
HCC Insurance Holdings, Inc.	2,075	60,382
Markel Corp.*	457	134,289
Marsh & McLennan Co.	63,766	2,849,703
Progressive Corp.	4,159	333,968
Prudential Financial, Inc.	10,809	499,160
Transatlantic Holdings, Inc.	343	18,625
Unitrin, Inc.	2,423	101,645
W.R. Berkley Corp.	625	25,238

		20,512,954

Real Estate 0.3%
Catellus Development Corp. REIT	12,550	342,239
CBL & Associates Properties, Inc. REIT	1,141	69,692
Chelsea Property Group, Inc. REIT	1,584	106,524
Friedman, Billings, Ramsey Group, Inc., Class A REIT	9,464	178,397
General Growth Properties, Inc. REIT	3,319	100,134
Mills Corp. REIT	2,667	135,857
Regency Centers Corp. REIT	4,309	198,214
The St. Joe Co.	6,738	326,119
Ventas, Inc. REIT	5,612	153,488
Weingarten Realty Investors REIT	8,336	280,256

		1,890,920

Thrifts & Mortgage Finance 1.7%
Doral Financial Corp.	10,506	427,279
Fannie Mae	118,089	8,791,726
Freddie Mac	6,628	444,871
Fremont General Corp.	5,595	112,795
Golden West Financial Corp.	4,802	519,721
Hudson City Bancorp, Inc.	8,167	279,556
IndyMac Bancorp, Inc.	3,581	123,545
NewAlliance Bancshares, Inc.	10,934	149,796
Radian Group, Inc.	3,997	177,067
W Holding Co., Inc.	5,113	90,705

		11,117,061

[6]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE 24.7%
Biotechnology 3.5%
Affymetrix, Inc.*	7,363	$204,691
Amgen, Inc.*	157,887	9,361,123
Amylin Pharmaceuticals, Inc.*	11,446	226,516
Biogen Idec, Inc.*	39,290	2,331,076
Celgene Corp.*	9,970	565,798
Cephalon, Inc.*	6,835	321,313
Charles River Laboratories International, Inc.*	5,621	244,795
Chiron Corp.*	13,354	565,943
Eyetech Pharmaceuticals, Inc.*	688	23,887
Gen-Probe, Inc.*	5,994	216,384
Genentech, Inc.*	54,044	2,636,266
Genzyme Corp.*	27,602	1,490,508
Gilead Sciences, Inc.*	26,116	1,805,399
ICOS Corp.*	3,124	81,505
ImClone Systems, Inc.*	7,526	400,985
Invitrogen Corp.*	3,110	153,945
Martek Biosciences Corp.*	3,165	169,011
MedImmune, Inc.*	30,312	723,548
Millennium Pharmaceuticals, Inc.*	19,904	236,659
Neurocrine Biosciences, Inc.*	4,429	220,431
OSI Pharmaceuticals, Inc.*	4,965	295,864
Protein Design Labs, Inc.*	2,030	37,210

		22,312,857

Health Care Equipment & Supplies 4.5%
Bausch & Lomb, Inc.	4,065	268,087
Baxter International, Inc.	67,741	2,068,810
Beckman Coulter, Inc.	7,508	418,871
Becton Dickinson & Co.	30,863	1,485,128
Biomet, Inc.	31,002	1,415,241
Boston Scientific Corp.*	80,593	2,879,588
C.R. Bard, Inc.	12,714	713,255
Cooper Companies, Inc.*	3,948	228,787
Cytyc Corp.*	13,469	322,717
Dade Behring Holdings, Inc.*	4,491	236,092
DENTSPLY International, Inc.	9,814	500,023
Edwards Lifesciences Corp.*	7,244	255,786
Fisher Scientific International, Inc.*	13,282	756,691
Guidant Corp.	38,221	2,285,616
Hillenbrand Industries, Inc.	1,542	86,753
IDEXX Laboratories, Inc.*	4,232	206,141
Inamed Corp.*	4,322	229,671
Kinetic Concepts, Inc.*	3,012	149,907
Medtronic, Inc.	147,712	7,348,672
Millipore Corp.*	6,011	302,353
PerkinElmer, Inc.	8,046	140,644
ResMed, Inc.*	4,120	196,812
Respironics, Inc.*	4,244	225,781
St. Jude Medical, Inc.*	21,466	1,443,589
Stryker Corp.	34,867	1,579,475
Thermo Electron Corp.*	11,369	298,664
Varian Medical Systems, Inc.*	16,668	552,544
Waters Corp.*	14,564	630,767
Zimmer Holdings, Inc.*	29,735	2,120,106

		29,346,571

[7]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services 3.3%
Accredo Health, Inc.*	5,908	$129,090
Aetna, Inc.	5,719	529,865
AmerisourceBergen Corp.	3,695	199,899
Andrx Corp.*	8,857	178,557
Anthem, Inc.*	6,520	529,685
Cardinal Health, Inc.	52,445	2,370,514
Caremark Rx, Inc.*	32,146	922,590
Community Health Systems*	3,088	77,200
Covance, Inc.*	7,650	286,492
Coventry Health Care, Inc.*	10,801	548,475
DaVita, Inc.*	12,100	366,751
Express Scripts, Inc.*	8,072	510,150
HCA, Inc.	22,369	868,141
Health Management Associates, Inc.	26,271	502,302
Henry Schein, Inc.*	4,816	299,940
IMS Health, Inc.	28,634	668,031
Laboratory Corp. of America*	16,313	678,458
Lincare Holdings, Inc.*	12,117	389,440
Manor Care, Inc.	8,741	268,086
McKesson Corp.	16,066	497,243
Medco Health Solutions, Inc.*	14,368	448,713
Omnicare, Inc.	10,339	299,211
PacifiCare Health Systems, Inc., Class A*	2,393	78,036
Patterson Companies, Inc.*	7,459	546,223
Pharmaceutical Product Development, Inc.*	5,830	197,929
Quest Diagnostics, Inc.	9,922	849,323
Renal Care Group, Inc.*	8,138	257,730
Triad Hospitals, Inc.*	3,345	106,338
UnitedHealth Group, Inc.	81,356	5,380,072
Universal Health Svcs, Inc., Class B	3,123	140,691
VCA Antech, Inc.*	7,642	146,421
WebMD Corp.*	22,931	166,938
WellChoice, Inc.*	984	35,080
Wellpoint Health Networks, Inc.*	16,880	1,657,278

		21,130,892

Pharmaceuticals 13.4%
Abbott Laboratories	190,053	7,923,309
Allergan, Inc.	16,005	1,194,773
American Pharmaceutical Partners, Inc.*	2,330	70,855
Barr Pharmaceuticals, Inc.*	10,744	421,917
Bristol-Myers Squibb Co.	69,657	1,652,961
Eli Lilly & Co.	118,777	7,536,401
Endo Pharmaceuticals Holdings, Inc.*	5,717	96,960
Eon Labs, Inc.*	3,419	86,022
Forest Laboratories, Inc.*	44,817	2,054,859
IVAX Corp.*	22,791	441,239
Johnson & Johnson	361,737	21,016,920
Medicis Pharmaceutical Corp., Class A	6,832	250,188
Merck & Co., Inc.	120,765	5,430,802
MGI Pharma, Inc.*	8,582	199,360
Mylan Laboratories, Inc.	32,678	569,251
Nektar Therapeutics*	10,179	129,680
Pfizer, Inc.	929,814	30,377,023
Schering-Plough Corp.	179,352	3,310,838
[8]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Sepracor, Inc.*	10,429	$517,383
Watson Pharmaceuticals, Inc.*	3,661	100,824
Wyeth	86,446	3,161,330

		86,542,895

INDUSTRIALS 8.9%
Aerospace & Defense 1.3%
Alliant Techsystems, Inc.*	2,988	173,125
Boeing Co.	89,897	4,694,421
General Dynamics Corp.	3,832	374,157
L-3 Communications Holdings, Inc.	5,903	369,764
Precision Castparts Corp.	4,205	231,653
Rockwell Collins, Inc.	21,608	743,099
United Defense Industries, Inc.*	4,573	174,826
United Technologies Corp.	15,030	1,411,467

		8,172,512

Air Freight & Logistics 1.4%
C.H. Robinson Worldwide, Inc.	10,410	444,195
CNF Transportation, Inc.	1,758	72,113
Expeditors International of Washington, Inc.	12,825	625,603
FedEx Corp.	27,737	2,274,156
J.B. Hunt Transport Services, Inc.	6,962	236,012
Ryder System, Inc.	3,706	162,360
United Parcel Service, Inc., Class B	69,636	5,086,910

		8,901,349

Airlines 0.2%
AMR Corp.*	9,317	83,294
JetBlue Airways Corp.*	11,067	263,948
Southwest Airlines Co.	76,067	1,127,313

		1,474,555

Building Products 0.1%
American Standard Companies, Inc.*	22,668	852,544

Commercial Services & Supplies 1.9%
Allied Waste Industries, Inc.*	14,510	148,582
Apollo Group, Inc., Class A*	18,678	1,456,867
ARAMARK Corp., Class B	12,375	313,211
Avery Dennison Corp.	13,461	836,601
Brinks Co.	6,549	188,611
Career Education Corp.*	12,340	380,566
Cendant Corp.	28,959	626,383
ChoicePoint, Inc.*	10,772	455,117
Cintas Corp.	15,207	623,639
Copart, Inc.*	8,050	174,846
Corinthian Colleges, Inc.*	10,990	124,956
Corporate Executive Board Co.	4,755	279,879
DeVry, Inc.*	7,245	140,698
Dun & Bradstreet Corp.*	8,666	477,843
Education Management Corp.*	8,914	259,041
Equifax, Inc.	11,249	274,476
H&R Block, Inc.	21,321	1,028,951
Herman Miller, Inc.	8,772	220,967
HNI Corp.	7,084	277,693
ITT Educational Services, Inc.*	5,571	192,589
[9]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
Laureate Education, Inc.*	3,507	$119,904
Manpower, Inc.	5,246	221,539
Monster Worldwide, Inc.*	12,296	248,748
Pitney Bowes, Inc.	15,603	679,667
Robert Half International, Inc.	18,003	441,074
ServiceMaster Co.	20,741	257,811
Stericycle, Inc.*	5,292	249,677
Viad Corp.	1,195	28,459
Waste Management, Inc.	55,885	1,553,044
West Corp.*	1,916	49,394

		12,330,833

Construction & Engineering 0.1%
Fluor Corp.	3,956	169,119
Jacobs Engineering Group, Inc.*	5,444	212,915

		382,034

Electrical Equipment 0.3%
American Power Conversion Corp.	11,436	192,125
Ametek, Inc.	5,820	166,161
Emerson Electric Co.	10,487	652,816
Rockwell Automation, Inc.	14,769	575,991
Roper Industries, Inc.	3,969	218,890

		1,805,983

Industrial Conglomerates 2.0%
3M Co.	95,304	7,849,237
General Electric Co.	149,187	4,891,842

		12,741,079

Machinery 1.5%
Briggs & Stratton Corp.	2,103	157,935
Caterpillar, Inc.	31,830	2,314,041
Danaher Corp.	28,859	1,483,930
Deere & Co.	12,801	809,919
Donaldson Co., Inc.	9,370	266,108
Dover Corp.	19,962	753,166
Graco, Inc.	8,458	263,890
Harsco Corp.	1,717	77,059
Illinois Tool Works, Inc.	30,497	2,784,071
ITT Industries, Inc.	4,153	328,502
Navistar International Corp.*	4,084	146,126
Oshkosh Truck Corp.	3,844	195,890
Pall Corp.	1,318	32,106
SPX Corp.	565	20,617
Timken Co.	4,187	97,348

		9,730,708
Road & Rail 0.0%
SIRVA, Inc.*	2,464	52,188

Trading Companies & Distributors 0.1%
Fastenal Co.	7,424	466,079
Hughes Supply, Inc.	1,612	97,671
MSC Industrial Direct Co., Inc., Class A	3,938	122,353
W.W. Grainger, Inc.	748	39,951

		726,054

[10]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 25.6%
Communications Equipment 5.3%
ADC Telecommunications, Inc.*	69,154	$147,990
ADTRAN, Inc.	7,748	207,491
Advanced Fibre Communications, Inc.*	3,731	64,061
Andrew Corp.*	8,535	94,653
Avaya, Inc.*	47,903	580,584
Avocent Corp.*	5,163	147,197
CIENA Corp.*	5,811	10,576
Cisco Systems, Inc.*	823,917	15,456,683
Comverse Technology, Inc.*	13,199	231,114
Corning, Inc.*	140,957	1,426,485
Foundry Networks, Inc.*	9,585	87,415
Harris Corp.	5,344	257,367
JDS Uniphase Corp.*	167,908	522,194
Juniper Networks, Inc.*	64,576	1,478,145
Motorola, Inc.	285,650	4,613,248
Plantronics, Inc.*	5,802	225,408
Polycom, Inc.*	7,863	153,564
QLogic Corp.*	9,701	253,293
QUALCOMM, Inc.	197,452	7,513,049
Tellabs, Inc.*	20,824	188,874
UTStarcom, Inc.*	9,642	149,162

		33,808,553

Computers & Peripherals 4.5%
Apple Computer, Inc.*	23,294	803,410
Avid Technology, Inc.*	3,851	166,633
Dell, Inc.*	308,494	10,747,931
EMC Corp.*	235,331	2,534,515
International Business Machines Corp.	136,571	11,566,198
Lexmark International, Inc., Class A*	15,833	1,400,429
Maxtor Corp.*	12,597	52,907
NCR Corp.*	9,141	403,758
Network Appliance, Inc.*	37,773	758,104
SanDisk Corp.*	16,411	383,197
Storage Technology Corp.*	2,846	69,015
Western Digital Corp.*	7,063	52,690

		28,938,787

Electronic Equipment & Instruments 0.7%
Agilent Technologies, Inc.*	53,427	1,095,253
Amphenol Corp., Class A*	8,272	248,656
AVX Corp.	2,353	27,248
CDW Corp.	7,848	459,108
FLIR Systems, Inc.*	4,097	239,142
Ingram Micro, Inc., Class A*	1,839	27,254
Jabil Circuit, Inc.*	19,860	409,712
Mettler-Toledo International, Inc.*	3,059	140,836
Molex, Inc.	13,840	399,561
National Instruments Corp.	6,542	170,550
Sanmina-SCI Corp.*	32,182	222,699
Solectron Corp.*	113,893	587,688
Symbol Technologies, Inc.	28,575	368,618
Tektronix, Inc.	8,880	253,702
Vishay Intertechnology, Inc.*	3,425	43,669

		4,693,696

[11]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 0.7%
Akamai Technologies, Inc.*	13,004	$174,904
Ask Jeeves, Inc.*	5,824	150,958
VeriSign, Inc.*	20,941	363,536
Yahoo!, Inc.*	139,489	3,976,831

		4,666,229

IT Services 2.0%
Acxiom Corp.	9,215	207,061
Affiliated Computer Services, Inc., Class A*	10,396	564,815
Alliance Data Systems Corp.*	5,457	208,457
Automatic Data Processing, Inc.	61,950	2,463,751
BearingPoint, Inc.*	3,017	24,347
Ceridian Corp.*	11,624	214,928
Certegy, Inc.	7,751	297,483
CheckFree Corp.*	6,430	175,218
Cognizant Technology Solutions Corp., Class A*	15,797	433,154
DST Systems, Inc.*	9,114	412,317
First Data Corp.	106,315	4,491,809
Fiserv, Inc.*	23,756	826,234
Global Payments, Inc.	3,404	151,001
Hewitt Associates, Inc.*	3,697	97,638
Iron Mountain, Inc.*	13,344	411,396
Paychex, Inc.	40,268	1,194,752
SunGard Data Systems, Inc.*	30,933	711,459
Total Systems Services, Inc.	4,533	100,814
Unisys Corp.*	2,112	21,204

		13,007,838

Office Electronics 0.1%
Xerox Corp.*	8,874	119,178
Zebra Technologies Corp., Class A*	6,996	399,821

		518,999

Semiconductors & Semiconductor Equipment 5.9%
Advanced Micro Devices, Inc.*	23,137	264,456
Agere Systems, Inc., Class B*	208,924	248,620
Altera Corp.*	45,616	863,055
Amkor Technology, Inc.*	11,791	44,806
Analog Devices, Inc.	45,800	1,590,176
Applied Materials, Inc.*	205,425	3,264,203
Applied Micro Circuits Corp.*	18,137	60,759
Atmel Corp.*	50,560	176,454
Broadcom Corp., Class A*	30,275	821,663
Conexant Systems, Inc.*	31,165	46,436
Cree Research, Inc.*	9,043	226,165
Cypress Semiconductor Corp.*	15,035	146,742
Fairchild Semiconductor International, Class A*	8,033	99,047
Integrated Circuit System, Inc.*	8,844	194,391
Intel Corp.	788,154	16,779,799
International Rectifier Corp.*	6,660	218,848
Intersil Holding Corp., Class A	9,378	163,458
KLA-Tencor Corp.*	23,954	894,921
Lam Research Corp.*	16,330	351,911
Linear Technology Corp.	37,704	1,348,672
LSI Logic Corp.*	21,092	101,874
Maxim Integrated Products, Inc.	39,266	1,705,322
[12]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
MEMC Electronic Materials, Inc.*	9,266	$74,128
Microchip Technology, Inc.	25,358	669,198
Micron Technology, Inc.*	33,113	381,131
National Semiconductor Corp.*	43,717	582,748
Novellus Systems, Inc.*	13,495	329,683
NVIDIA Corp.*	20,219	251,929
PMC-Sierra, Inc.*	21,521	201,006
Rambus, Inc.*	10,568	135,482
Semtech Corp.*	9,057	163,841
Silicon Laboratories, Inc.*	4,489	147,194
Teradyne, Inc.*	23,637	304,208
Texas Instruments, Inc.	210,942	4,121,807
Xilinx, Inc.	42,010	1,152,334

		38,126,467

Software 6.4%
Activision, Inc.*	13,625	196,064
Adobe Systems, Inc.	29,091	1,334,404
Autodesk, Inc.	14,318	635,862
BEA Systems, Inc.*	44,535	293,931
BMC Software, Inc.*	7,983	119,506
Cadence Design Systems, Inc.*	18,687	232,279
Citrix Systems, Inc.*	20,741	329,989
Computer Associates International, Inc.	56,803	1,375,769
Electronic Arts, Inc.*	36,423	1,813,137
Fair, Issac & Co., Inc.	7,333	197,478
Intuit, Inc.*	21,494	908,981
Jack Henry & Associates, Inc.	8,317	150,621
Macromedia, Inc.*	8,420	163,180
McAfee, Inc.*	16,822	332,739
Mercury Interactive Corp.*	11,235	387,720
Microsoft Corp.	893,341	24,388,209
Novell, Inc.*	46,774	275,967
Oracle Corp.*	411,892	4,106,563
PeopleSoft, Inc.*	5,155	89,697
Red Hat, Inc.*	19,722	241,792
Reynolds & Reynolds Co., Class A	7,090	173,776
Siebel Systems, Inc.*	40,177	305,747
Symantec Corp.*	37,925	1,818,883
Synopsys, Inc.*	18,864	301,069
TIBCO Software, Inc.*	20,665	130,603
Veritas Software Corp.*	52,102	871,145

		41,175,111

MATERIALS 1.3%
Chemicals 0.3%
Dow Chemical Co.	7,301	312,556
Ecolab, Inc.	22,450	671,704
International Flavors & Fragrances, Inc.	8,573	330,318
Praxair, Inc.	11,405	462,815
Scotts Co., Class A*	572	35,361
Sigma-Aldrich Corp.	1,963	112,460

		1,925,214

Construction Materials 0.0%
Florida Rock Industries, Inc.	964	43,862

[13]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Containers & Packaging 0.2%
Ball Corp.	6,896	$257,497
Pactiv Corp.*	12,599	297,966
Sealed Air Corp.*	8,621	423,463

		978,926

Metals & Mining 0.8%

Alcoa, Inc.	68,544	2,219,455
Arch Coal, Inc.	2,543	81,961
Consol Energy, Inc.	6,857	219,972
Freeport-McMoRan Copper & Gold, Inc., Class B	18,748	705,487
International Steel Group, Inc.*	147	4,469
Newmont Mining Corp.	31,472	1,397,042
Nucor Corp.	4,761	372,739
Southern Peru Copper Corp.	911	40,539
Worthington Industries, Inc.	6,628	134,880

		5,176,544

TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 0.2%
IDT Corp.*	6,836	102,745
Level 3 Communications, Inc.*	82,750	216,805
Sprint Corp.	38,410	755,909

		1,075,459

Wireless Telecommunications Services 0.9%
AT&T Wireless Services, Inc.*	136,433	1,994,650
Crown Castle International Corp.*	11,776	168,515
Nextel Communications, Inc., Class A*	125,092	2,900,883
Nextel Partners, Inc., Class A*	14,937	215,392
NII Holdings, Inc., Class B*	6,939	254,314
SpectraSite, Inc.*	4,765	214,139
Telephone & Data Systems, Inc.	2,635	203,159
United States Cellular Corp.*	901	36,265
Western Wireless Corp., Class A*	9,232	231,631

		6,218,948

UTILITIES 0.1%
Electric Utilities 0.0%
Allegheny Energy, Inc.*	2,909	42,733

Multi-Utilities & Unregulated Power 0.1%
AES Corp.*	77,642	783,408

Total Common Stocks (cost $556,400,909)		639,964,740

EXCHANGE TRADED FUND 0.7%
iShares Russell 1000 Growth Index Fund (cost $3,888,359)	92,129	4,131,986

	Shares	Value

SHORT-TERM INVESTMENTS 0.0%
MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund ø (cost $176,815)	176,815	176,815

Total Investments (cost $560,466,083) 99.9%		644,273,541
Other Assets and Liabilities 0.1%		690,597

Net Assets 100.0%		$644,964,138

[14]

EVERGREEN MARKET INDEX GROWTH FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
*	Non-income producing security.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On August 31, 2004, the aggregate cost of securities for federal income tax purposes was $560,611,576. The gross unrealized appreciation and depreciation on securities based on tax cost was $95,089,404 and $11,427,439 respectively, with a net unrealized appreciation of $83,661,965.

[15]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS 99.3% CONSUMER DISCRETIONARY 10.2%
Auto Components 0.5%
American Axle & Manufacturing Holdings, Inc.	5,350	$181,312
Autoliv, Inc.	12,008	507,338
Borg-Warner Automotive, Inc.	5,349	239,314
Dana Corp.	18,876	356,190
Delphi Automotive Systems Corp.	60,613	555,215
Johnson Controls, Inc.	18,124	1,020,381
Lear Corp.	8,732	470,480
TRW Automotive Holdings Corp. *	3,057	59,520

		3,389,750

Automobiles 0.8%
Ford Motor Co.	222,856	3,144,498
General Motors Corp.	58,643	2,422,542

		5,567,040

Distributors 0.1%
Genuine Parts Co.	22,095	837,621

Hotels, Restaurants & Leisure 1.0%
Brinker International, Inc. *	1,111	33,830
Caesars Entertainment, Inc. *	38,940	601,623
Darden Restaurants, Inc.	11,419	239,913
Harrah's Entertainment, Inc.	6,473	311,934
Hilton Hotels Corp.	7,041	125,682
International Speedway Corp., Class A	488	25,815
Marriott International, Inc., Class A	2,901	137,653
McDonald's Corp.	159,521	4,310,258
MGM Mirage *	6,068	250,851
Outback Steakhouse, Inc.	874	34,208
Starwood Hotels & Resorts Worldwide, Inc., Class B	16,806	742,825
Wendy's International, Inc.	12,614	433,543

		7,248,135

Household Durables 0.7%
Black & Decker Corp.	1,274	87,817
Centex Corp.	8,078	369,730
D.R. Horton, Inc.	13,371	413,699
Fortune Brands, Inc.	1,111	81,270
Hovnanian Enterprises, Inc., Class A *	972	33,456
KB Home	4,224	290,485
Leggett & Platt, Inc.	15,149	407,357
Lennar Corp., Class A	9,699	444,214
M.D.C Holdings, Inc.	1,276	87,853
Maytag Corp.	4,489	90,812
Mohawk Industries, Inc. *	3,151	242,375
Newell Rubbermaid, Inc.	32,231	693,933
Pulte Homes, Inc.	7,793	459,397
Ryland Group, Inc.	2,577	227,163
Snap-on, Inc.	7,364	233,954
Standard Pacific Corp.	4,078	205,817
Stanley Works	8,916	385,706
Toll Brothers, Inc. *	3,495	155,143
Whirlpool Corp.	8,738	534,241

		5,444,422

[1]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Internet & Catalog Retail 0.1%
IAC/InterActiveCorp *	22,355	$509,918

Leisure Equipment & Products 0.3%
Brunswick Corp.	5,027	197,611
Eastman Kodak Co.	36,303	1,073,843
Hasbro, Inc.	19,638	363,892
Mattel, Inc.	30,068	483,794

		2,119,140

Media 4.9%
Belo Corp.	4,990	114,471
Cablevision Systems Corp., Class A *	2,966	54,930
Citadel Broadcasting Corp. *	3,568	51,379
Clear Channel Communications, Inc.	37,714	1,263,796
Comcast Corp., Class A *	271,254	7,641,225
Cox Communications, Inc., Class A *	11,367	373,520
Cox Radio, Inc., Class A *	2,758	46,362
DIRECTV Group, Inc. *	9,012	143,020
Entercom Communications Corp. *	2,358	88,897
Fox Entertainment Group, Inc., Class A *	17,983	488,059
Gannett Co., Inc.	34,515	2,923,421
Gemstar-TV Guide International, Inc. *	19,130	101,006
Harte-Hanks, Inc.	903	22,403
Hearst-Argyle Television, Inc.	3,901	94,599
Interpublic Group of Companies, Inc. *	17,245	181,935
Knight Ridder, Inc.	8,274	533,094
Lamar Advertising Co., Class A *	2,167	94,676
Lee Enterprises, Inc.	5,697	269,639
Liberty Media Corp., Class A *	178,019	1,586,149
Liberty Media International, Inc., Class A *	6,133	207,295
McClatchy Co., Class A	2,407	172,582
Media General, Inc., Class A	1,565	91,067
Metro-Goldwyn-Mayer Studios, Inc.	5,148	58,687
New York Times Co., Class A	1,695	68,851
NTL, Inc. *	8,734	474,344
Omnicom Group, Inc.	3,616	248,817
Radio One, Inc., Class D *	5,339	83,288
Regal Entertainment Group, Class A	4,535	83,535
Sirius Satellite Radio, Inc. *	156,522	363,131
Time Warner, Inc. *	451,129	7,375,959
Tribune Co.	31,501	1,315,167
UnitedGlobalCom, Inc., Class A *	9,462	64,342
Univision Communications, Inc., Class A *	11,608	383,064
Viacom, Inc., Class B	144,337	4,807,866
Walt Disney Co.	182,736	4,102,423

		35,972,999

Multi-line Retail 0.7%
Big Lots, Inc. *	8,729	106,407
Dillards, Inc., Class A	7,604	144,476
Federated Department Stores, Inc.	22,881	993,035
J.C. Penney Co., Inc.	30,860	1,182,555
Kmart Holding Corp. *	5,983	458,417
May Department Stores Co.	36,736	900,399
Neiman Marcus Group, Class A	5,439	289,355
Nordstrom, Inc.	4,478	166,268
[2]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Multi-line Retail continued
Saks, Inc. *	16,058	$190,769
Sears, Roebuck & Co.	26,952	1,031,723

		5,463,404

Specialty Retail 0.8%
American Eagle Outfitters, Inc. *	556	18,515
AnnTaylor Stores Corp. *	2,783	67,265
AutoNation, Inc. *	22,284	366,349
Barnes & Noble, Inc. *	6,108	211,093
Blockbuster, Inc., Class A	3,271	26,266
Boise Cascade Corp.	11,103	347,413
Borders Group, Inc.	9,826	234,841
Circuit City Stores, Inc.	20,823	270,074
Claire's Stores, Inc.	914	22,247
Foot Locker, Inc.	10,635	237,905
Home Depot, Inc.	23,569	861,683
Limited Brands, Inc.	49,580	995,567
Office Depot, Inc. *	39,629	634,460
Pier 1 Imports, Inc.	6,038	104,759
Regis Corp.	3,241	132,654
Rent-A-Center, Inc. *	2,729	82,143
Sherwin-Williams Co.	13,794	569,692
Toys "R" Us, Inc. *	27,088	439,909

		5,622,835

Textiles, Apparel & Luxury Goods 0.3%
Columbia Sportswear Co. *	163	8,890
Jones Apparel Group, Inc.	15,975	570,148
Liz Claiborne, Inc.	14,052	534,960
Polo Ralph Lauren Corp., Class A	4,562	166,650
Reebok International, Ltd.	5,729	194,614
VF Corp.	10,716	528,727

		2,003,989

CONSUMER STAPLES 6.1%
Beverages 0.5%
Adolph Coors Co., Class B	3,348	229,304
Anheuser-Busch Companies, Inc.	9,270	489,456
Brown-Forman Corp., Class B	3,412	162,036
Coca-Cola Co.	28,587	1,278,125
Coca-Cola Enterprises, Inc.	29,711	613,532
Constellation Brands, Inc. Class A *	11,583	425,907
Pepsi Bottling Group, Inc.	1,873	50,177
PepsiAmericas, Inc.	9,008	178,719
PepsiCo, Inc.	11,459	572,950

		4,000,206

Food & Staples Retailing 1.2%
Albertsons, Inc.	46,587	1,145,109
BJ's Wholesale Club, Inc. *	8,850	224,082
Costco Wholesale Corp.	54,533	2,245,124
CVS Corp.	44,587	1,783,480
Kroger Co. *	93,397	1,543,852
Rite Aid Corp. *	5,671	24,952
Safeway, Inc. *	56,530	1,141,906
SUPERVALU, Inc.	17,141	451,837

		8,560,342

[3]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 1.6%
Archer-Daniels-Midland Co.	73,766	$1,178,043
Campbell Soup Co.	14,634	379,899
ConAgra Foods, Inc.	66,930	1,753,566
Dean Foods Co. *	19,900	737,693
Del Monte Foods Co. *	23,150	244,232
General Mills, Inc.	36,717	1,734,878
H.J. Heinz Co.	21,764	825,073
Hershey Foods Corp.	4,821	232,758
Hormel Foods Corp.	9,433	251,861
J.M. Smucker Co.	7,268	334,183
Kellogg Co.	13,162	552,541
Kraft Foods, Inc., Class A	33,782	1,056,701
McCormick & Co., Inc.	4,267	143,158
Pilgrims Pride Corp.	1,914	48,654
Sara Lee Corp.	51,455	1,138,699
Smithfield Foods, Inc. *	10,751	276,301
Tootsie Roll Industries, Inc.	3,130	96,529
Tyson Foods, Inc., Class A	27,706	456,595
Wm. Wrigley Jr. Co.	1,213	75,242

		11,516,606

Household Products 0.7%
Clorox Co.	5,539	292,681
Colgate-Palmolive Co.	11,322	611,388
Energizer Holdings, Inc. *	5,879	243,038
Kimberly-Clark Corp.	36,830	2,456,561
Procter & Gamble Co.	28,653	1,603,708

		5,207,376

Personal Products 0.1%
Alberto-Culver Co.	1,391	67,171
Gillette Co.	9,533	405,153

		472,324

Tobacco 2.0%
Altria Group, Inc.	259,761	12,715,301
Loews Corp. - Carolina Group	7,336	181,052
Reynolds American, Inc.	10,799	815,325
UST, Inc.	20,965	841,116

		14,552,794

ENERGY 11.3%
Energy Equipment & Services 0.2%
Cooper Cameron Corp. *	5,375	273,749
Diamond Offshore Drilling, Inc.	3,593	91,334
ENSCO International, Inc.	8,454	246,519
National Oilwell, Inc. *	3,890	116,311
Patterson-UTI Energy, Inc.	1,538	26,638
Pride International, Inc. *	7,429	136,396
Rowan Companies, Inc. *	6,606	160,658
Tidewater, Inc.	4,006	116,895
Varco International, Inc. *	10,603	257,441

		1,425,941

[4]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas 11.1%
Amerada Hess Corp.	9,806	$789,383
Anadarko Petroleum Corp.	31,903	1,889,296
Apache Corp.	41,195	1,841,005
Ashland, Inc.	8,914	458,447
Burlington Resources, Inc.	44,321	1,605,750
Chesapeake Energy Corp.	30,677	433,466
ChevronTexaco Corp.	135,536	13,214,760
ConocoPhillips	86,870	6,465,734
Devon Energy Corp.	30,366	1,968,021
El Paso Corp.	81,190	664,134
EOG Resources, Inc.	14,764	852,916
Exxon Mobil Corp.	828,383	38,188,456
Kerr-McGee Corp.	16,751	884,118
Kinder Morgan, Inc.	10,178	615,769
Marathon Oil Corp.	43,752	1,586,885
Murphy Oil Corp.	10,357	782,057
Newfield Exploration Co. *	3,664	202,802
Noble Energy, Inc.	7,352	378,481
Occidental Petroleum Corp.	49,549	2,559,206
Pioneer Natural Resources Co.	15,213	508,875
Pogo Producing Co.	6,448	283,583
Premcor, Inc. *	4,923	165,068
Sunoco, Inc.	9,572	588,678
Unocal Corp.	33,382	1,246,484
Valero Energy Corp.	16,305	1,076,619
Western Gas Resources, Inc.	6,725	187,762
Williams Companies, Inc.	65,843	782,873

		80,220,628

FINANCIALS 33.8%
Capital Markets 3.9%
A.G. Edwards, Inc.	10,128	352,252
Allied Capital Corp.	16,309	414,086
American Capital Strategies, Ltd.	5,702	177,902
Bank of New York Co., Inc.	85,387	2,544,533
Bear Stearns Companies, Inc.	13,291	1,168,545
Charles Schwab Corp.	14,891	140,720
E*TRADE Financial Corp. *	19,857	233,915
Federated Investors, Inc., Class B	1,079	31,129
Franklin Resources, Inc.	17,846	950,656
Goldman Sachs Group, Inc.	38,790	3,477,523
Janus Capital Group, Inc.	30,318	416,569
Jefferies Group, Inc.	6,431	215,503
Lehman Brothers Holdings, Inc.	35,073	2,591,544
Mellon Financial Corp.	37,315	1,076,911
Merrill Lynch & Co., Inc.	121,358	6,197,753
Morgan Stanley	121,548	6,166,130
Northern Trust Corp.	17,338	746,401
Nuveen Investments, Inc., Class A	790	22,515
Raymond James Financial, Inc.	7,791	188,698
State Street Corp.	21,870	987,212

		28,100,497

[5]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 11.5%
AmSouth Bancorp	44,617	$1,162,273
Associated Banc-Corp	13,959	436,917
Bank of America Corp.	516,482	23,231,360
Bank of Hawaii Corp.	6,750	320,490
Banknorth Group, Inc.	21,821	741,259
BB&T Corp.	70,258	2,809,617
BOK Financial Corp. *	2,248	96,439
Charter One Financial, Inc.	28,347	1,260,591
City National Corp.	5,185	342,106
Colonial BancGroup, Inc.	16,112	325,140
Comerica, Inc.	21,943	1,319,872
Commerce Bancshares, Inc.	7,375	356,434
Compass Bancshares, Inc.	15,508	717,245
Cullen/Frost Bankers, Inc.	6,503	292,570
Fifth Third Bancorp	9,189	457,704
First Horizon National Corp.	15,704	714,061
FirstMerit Corp.	10,742	282,944
Fulton Financial Corp.	15,483	327,156
Hibernia Corp., Class A	19,653	527,683
Hudson United Bancorp	5,684	205,818
Huntington Bancshares, Inc.	29,058	716,861
International Bancshares Corp.	4,464	147,133
KeyCorp	51,974	1,629,385
M&T Bank Corp.	9,564	908,389
Marshall & Ilsley Corp.	28,137	1,127,731
Mercantile Bankshares Corp.	10,006	476,286
National City Corp.	75,263	2,844,189
National Commerce Financial Corp.	25,844	869,392
North Fork Bancorp, Inc.	14,554	610,395
PNC Financial Services Group, Inc.	35,723	1,917,253
Popular, Inc.	33,714	815,879
Regions Financial Corp.	58,391	1,885,445
Sky Financial Group, Inc.	13,093	321,564
South Financial Group, Inc.	7,560	215,006
SouthTrust Corp.	41,772	1,727,272
SunTrust Banks, Inc.	32,017	2,180,358
Synovus Financial Corp.	11,890	302,006
TCF Financial Corp.	1,045	66,472
U.S. Bancorp	218,944	6,458,848
UnionBanCal Corp.	7,084	421,215
Valley National Bancorp	11,766	304,504
Wachovia Corp.°	166,531	7,811,969
Wells Fargo & Co.	213,751	12,557,871
Westcorp	1,854	76,144
Whitney Holding Corp.	5,144	211,933
Wilmington Trust Corp.	8,411	312,385
Zions Bancorp	11,340	706,255

		83,549,819

Consumer Finance 0.3%
AmeriCredit Corp. *	19,958	417,322
Capital One Financial Corp.	8,503	576,163
MBNA Corp.	38,413	927,290
MoneyGram International, Inc. *	6,248	104,342
Providian Financial Corp. *	26,629	384,523
[6]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance continued
Student Loan Corp.	507	$72,881
WFS Financial, Inc. *	450	20,416

		2,502,937

Diversified Financial Services 7.1%
CIT Group, Inc.	26,818	958,475
Citigroup, Inc.	655,037	30,511,624
Instinet Group, Inc. *	14,880	73,507
JPMorgan Chase & Co.	451,344	17,864,196
Leucadia National Corp.	6,616	357,264
Principal Financial Group, Inc.	40,431	1,403,360

		51,168,426

Insurance 5.3%
AFLAC, Inc.	6,313	253,151
Allmerica Financial Corp. *	6,738	195,402
Allstate Corp.	88,997	4,201,548
AMBAC Financial Group, Inc.	10,449	788,900
American Financial Group, Inc.	4,703	138,503
American International Group, Inc.	96,629	6,883,850
American National Insurance Co.	1,010	95,950
AON Corp.	39,913	1,035,742
Arthur J. Gallagher & Co.	644	20,518
Assurant, Inc.	10,123	268,665
Chubb Corp.	24,030	1,634,280
Cincinnati Financial Corp.	18,818	759,306
CNA Financial Corp. *	3,242	78,132
Conseco Inc. *	19,348	328,916
Erie Indemnity Co., Class A	3,572	177,671
Fidelity National Financial, Inc.	20,382	767,382
First American Financial Corp.	9,893	286,600
Genworth Financial Inc., Class A *	15,802	359,180
Hartford Financial Services Group, Inc.	36,989	2,262,247
HCC Insurance Holdings, Inc.	6,013	174,978
Jefferson Pilot Corp.	17,711	848,357
Lincoln National Corp.	22,077	1,000,088
Loews Corp.	18,819	1,068,919
Markel Corp. *	599	176,016
MBIA, Inc.	18,289	1,047,411
Mercury General Corp.	3,303	165,646
MetLife, Inc.	50,932	1,897,217
Nationwide Financial Services, Inc., Class A	7,145	248,575
Odyssey Holdings Corp.	1,556	34,139
Old Republic International Corp.	23,049	542,804
Progressive Corp.	23,214	1,864,084
Protective Life Corp.	8,779	343,522
Prudential Financial, Inc.	55,643	2,569,594
Reinsurance Group America, Inc.	3,698	147,365
SAFECO Corp.	17,645	849,960
St. Paul Travelers Companies, Inc.	84,497	2,931,201
Stancorp Financial Group, Inc.	3,659	265,278
Torchmark Corp.	14,099	725,817
Transatlantic Holdings, Inc.	3,012	163,552
Unitrin, Inc.	3,380	141,791
UnumProvident Corp.	37,529	607,219
[7]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
W.R. Berkley Corp.	8,377	$338,263
Wesco Financial Corp.	170	58,820

		38,746,559

Real Estate 3.0%
AMB Property Corp. REIT	10,464	390,830
Annaly Mortgage Management, Inc. REIT	14,933	266,554
Apartment Investment & Management Co., Class A REIT	11,922	423,231
Archstone-Smith, Inc. REIT	24,809	775,281
Arden Realty Group, Inc. REIT	8,297	272,391
AvalonBay Communities, Inc. REIT	9,069	547,768
Boston Properties, Inc. REIT	10,452	579,877
BRE Properties, Inc. REIT	6,347	237,187
Camden Property Trust REIT	5,042	237,377
CBL & Associates Properties, Inc. REIT	1,522	92,964
CenterPoint Properties Trust REIT	5,911	248,617
Chelsea Property Group, Inc. REIT	3,196	214,931
Crescent Real Estate Equities Co. REIT	9,845	157,225
Developers Diversified Realty Corp. REIT	12,891	486,120
Duke Realty Corp. REIT	17,995	611,830
Equity Office Properties Trust REIT	51,121	1,460,016
Equity Residential REIT	35,489	1,149,489
Federal Realty Investment Trust REIT	6,532	296,422
Forest City Enterprises, Inc.	3,935	217,960
Friedman, Billings, Ramsey Group, Inc., Class A REIT	7,635	143,920
General Growth Properties, Inc. REIT	24,148	728,545
Health Care Inc, REIT	6,502	221,068
Health Care Property Investors, Inc. REIT	16,722	423,903
Hospitality Properties Trust REIT	8,510	356,994
Host Marriott Corp. REIT	43,981	587,146
HRPT Properties Trust REIT	22,454	242,054
iStar Financial, Inc. REIT	13,936	560,785
Kimco Realty Corp. REIT	12,308	619,339
Liberty Property Trust REIT	10,726	433,974
Macerich Co. REIT	7,423	404,553
Mack-Cali Realty Corp. REIT	7,671	347,189
Mills Corp. REIT	4,022	204,881
New Plan Excel Realty Trust, Inc. REIT	12,686	326,284
Pan Pacific Retail Properties, Inc. REIT	5,103	272,449
Plum Creek Timber Co., Inc. REIT	23,210	766,858
ProLogis Trust REIT	22,972	830,438
Public Storage, Inc. REIT	10,371	527,365
Rayonier, Inc. REIT	6,272	290,833
Reckson Associates Realty Corp. REIT	8,462	248,783
Regency Centers Corp. REIT	3,217	147,982
Rouse Co. REIT	13,041	866,574
Shurgard Storage Centers, Inc., Class A REIT	5,813	231,939
Simon Property Group, Inc. REIT	19,795	1,107,530
SL Green Realty Corp. REIT	4,892	244,600
Thornburg Mortgage, Inc. REIT	10,277	299,061
Trizec Properties, Inc. REIT	11,223	189,669
United Dominion Realty Trust, Inc. REIT	16,197	343,862
Ventas, Inc. REIT	4,792	131,061
Vornado Realty Trust REIT	12,148	762,408
Weingarten Realty Investors REIT	941	31,636

		21,559,753

[8]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 2.7%
Astoria Financial Corp.	9,895	$359,584
Capitol Federal Financial	2,701	91,294
Countrywide Financial Corp.	70,776	2,516,087
Freddie Mac	80,315	5,390,743
Fremont General Corp.	2,239	45,138
Golden West Financial Corp.	10,804	1,169,317
GreenPoint Financial Corp.	14,009	617,096
Independence Community Bank Corp.	10,506	412,255
IndyMac Bancorp, Inc.	4,016	138,552
MGIC Investment Corp.	12,513	854,263
New York Community Bancorp, Inc.	33,485	714,905
People's Bank	4,885	161,156
PMI Group, Inc.	12,117	503,219
Radian Group, Inc.	7,749	343,281
Sovereign Bancorp, Inc.	43,394	948,593
W Holding Co., Inc.	3,770	66,880
Washington Federal, Inc.	9,937	255,977
Washington Mutual, Inc.	110,311	4,283,376
Webster Financial Corp.	6,604	324,917

		19,196,633

HEALTH CARE 3.8%
Biotechnology 0.2%
Applera Corp. - Applied Biosystems Group	25,565	486,757
Biogen Idec, Inc. *	2,195	130,229
Eyetech Pharmaceuticals, Inc. *	149	5,173
ICOS Corp. *	3,532	92,150
Invitrogen Corp. *	3,392	167,904
Millennium Pharmaceuticals, Inc. *	17,911	212,962
Protein Design Labs, Inc. *	9,814	179,891

		1,275,066

Health Care Equipment & Supplies 0.2%
Bausch & Lomb, Inc.	2,482	163,688
Baxter International, Inc.	7,220	220,499
Dade Behring Holdings, Inc. *	722	37,956
Hillenbrand Industries, Inc.	5,366	301,891
Hospira, Inc. *	19,765	547,490
PerkinElmer, Inc.	7,813	136,571
Thermo Electron Corp. *	9,173	240,975

		1,649,070

Health Care Providers & Services 1.4%
Aetna, Inc.	13,357	1,237,526
AmerisourceBergen Corp.	10,384	561,774
Anthem, Inc. *	10,781	875,848
Caremark Rx, Inc. *	25,310	726,397
CIGNA Corp.	17,911	1,192,156
Community Health Systems *	3,121	78,025
HCA, Inc.	35,614	1,382,179
Health Management Associates, Inc.	3,479	66,519
Health Net, Inc., Class A *	14,289	370,657
Henry Schein, Inc. *	575	35,811
Humana, Inc. *	20,453	388,607
Laboratory Corp. of America *	949	39,469
Manor Care, Inc.	2,173	66,646
McKesson Corp.	20,165	624,107
[9]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
Medco Health Solutions, Inc. *	19,399	$605,831
Omnicare, Inc.	2,407	69,659
PacifiCare Health Systems, Inc., Class A *	8,423	274,674
Service Corp. International *	38,580	231,866
Tenet Healthcare Corp. *	58,958	614,342
Triad Hospitals, Inc. *	6,155	195,667
Universal Health Svcs, Inc., Class B	2,890	130,195
WebMD Corp. *	15,693	114,245
WellChoice, Inc. *	1,842	65,667
Wellpoint Health Networks, Inc. *	2,169	212,952

		10,160,819

Pharmaceuticals 2.0%
Bristol-Myers Squibb Co.	173,873	4,126,006
King Pharmaceuticals, Inc. *	30,574	380,952
Merck & Co., Inc.	155,929	7,012,127
Watson Pharmaceuticals, Inc. *	9,984	274,960
Wyeth	79,047	2,890,749

		14,684,794

INDUSTRIALS 12.1%
Aerospace & Defense 2.7%
Alliant Techsystems, Inc. *	1,607	93,110
Boeing Co.	13,349	697,085
General Dynamics Corp.	21,229	2,072,800
Goodrich Corp.	14,896	473,097
Honeywell International, Inc.	108,829	3,915,667
L-3 Communications Holdings, Inc.	5,919	370,766
Lockheed Martin Corp.	47,466	2,552,721
Northrop Grumman Corp.	45,537	2,351,986
Precision Castparts Corp.	3,815	210,168
Raytheon Co.	53,281	1,850,449
United Defense Industries, Inc. *	1,159	44,309
United Technologies Corp.	49,475	4,646,197

		19,278,355

Air Freight & Logistics 0.1%
CNF Transportation, Inc.	4,563	187,174
FedEx Corp.	9,005	738,320
Ryder System, Inc.	4,433	194,210

		1,119,704

Airlines 0.1%
AMR Corp. *	10,534	94,174
Southwest Airlines Co.	21,018	311,487

		405,661

Building Products 0.2%
Masco Corp.	55,482	1,782,637

Commercial Services & Supplies 0.8%
Allied Waste Industries, Inc. *	20,323	208,108
Brinks Co.	381	10,973
Cendant Corp.	99,091	2,143,338
Deluxe Corp.	6,319	269,948
Equifax, Inc.	5,656	138,006
IKON Office Solutions, Inc.	15,112	170,463
[10]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
Laureate Education, Inc. *	849	$29,027
Manpower, Inc.	5,931	250,466
Pitney Bowes, Inc.	13,057	568,763
R. R. Donnelley & Sons Co.	27,517	845,598
Republic Services, Inc., Class A	19,528	545,808
ServiceMaster Co.	15,232	189,334
Steelcase, Inc.	6,254	84,742
Viad Corp.	1,562	37,191
Waste Management, Inc.	15,442	429,133
West Corp. *	517	13,328

		5,934,226

Construction & Engineering 0.0%
Fluor Corp.	6,405	273,814
Jacobs Engineering Group, Inc. *	1,468	57,413

		331,227

Electrical Equipment 0.5%
American Power Conversion Corp.	10,045	168,756
Ametek, Inc.	2,483	70,890
Emerson Electric Co.	42,535	2,647,804
Hubbell, Inc., Class B	7,671	331,003
Rockwell Automation, Inc.	8,194	319,566
Roper Industries, Inc.	536	29,560

		3,567,579

Industrial Conglomerates 5.6%
Alleghany Corp. *	592	153,926
Allete, Inc.	11,177	302,450
Carlisle Companies, Inc.	3,937	240,354
General Electric Co.	1,181,774	38,750,369
Teleflex, Inc.	4,507	197,091
Textron, Inc.	15,008	952,858

		40,597,048

Machinery 1.2%
AGCO Corp. *	11,421	228,306
Briggs & Stratton Corp.	657	49,341
Caterpillar, Inc.	10,220	742,994
Crane Co.	6,553	176,931
Cummins, Inc.	4,864	327,298
Deere & Co.	18,225	1,153,096
Dover Corp.	4,994	188,424
Eaton Corp.	19,075	1,151,176
Harsco Corp.	3,420	153,490
Illinois Tool Works, Inc.	1,845	168,430
ITT Industries, Inc.	7,414	586,447
Navistar International Corp. *	3,544	126,804
Oshkosh Truck Corp.	469	23,900
Paccar, Inc.	22,223	1,337,602
Pall Corp.	14,563	354,755
Parker-Hannifin Corp.	15,143	823,325
Pentair, Inc.	12,704	422,281
SPX Corp.	9,035	329,687
Timken Co.	4,232	98,394

		8,442,681

[11]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 0.8%
Burlington Northern Santa Fe Corp.	46,977	$1,681,777
CSX Corp.	27,192	858,723
Norfolk Southern Corp.	49,661	1,410,372
Union Pacific Corp.	32,822	1,874,465
Yellow Roadway Corp. *	6,082	249,605

		6,074,942

Trading Companies & Distributors 0.1%
Hughes Supply, Inc.	2,204	133,540
W.W. Grainger, Inc.	8,948	477,913

		611,453

INFORMATION TECHNOLOGY 5.4%
Communications Equipment 0.5%
3Com Corp. *	49,443	222,988
ADC Telecommunications, Inc. *	30,369	64,990
Advanced Fibre Communications, Inc. *	7,266	124,757
Andrew Corp. *	11,477	127,280
Avocent Corp. *	845	24,091
CIENA Corp. *	65,864	119,872
Comverse Technology, Inc. *	11,045	193,398
Corning, Inc. *	27,288	276,155
Foundry Networks, Inc. *	5,087	46,393
Harris Corp.	2,874	138,412
Lucent Technologies, Inc. *	542,829	1,699,055
Polycom, Inc. *	4,479	87,475
QLogic Corp. *	1,921	50,157
Scientific-Atlanta, Inc.	19,400	528,456
Tellabs, Inc. *	31,020	281,351
UTStarcom, Inc. *	1,393	21,550

		4,006,380

Computers & Peripherals 2.4%
Apple Computer, Inc. *	23,924	825,139
Diebold, Inc.	9,191	449,348
EMC Corp. *	61,921	666,889
Hewlett-Packard Co.	386,519	6,914,825
International Business Machines Corp.	71,514	6,056,521
Maxtor Corp. *	18,232	76,574
NCR Corp. *	2,480	109,542
SanDisk Corp. *	3,395	79,273
Storage Technology Corp. *	11,265	273,176
Sun Microsystems, Inc. *	421,291	1,617,758
Western Digital Corp. *	19,068	142,247

		17,211,292

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	5,359	109,860
Arrow Electronics, Inc. *	14,599	315,922
Avnet, Inc. *	15,257	242,281
AVX Corp.	4,130	47,826
Ingram Micro, Inc., Class A *	13,382	198,321
Mettler-Toledo International, Inc. *	2,428	111,785
Molex, Inc.	3,052	88,111
Sanmina-SCI Corp. *	32,529	225,101
Tech Data Corp. *	7,343	276,538
[12]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments continued
Tektronix, Inc.	1,490	$42,569
Vishay Intertechnology, Inc. *	14,887	189,809

		1,848,123

Internet Software & Services 0.0%
VeriSign, Inc. *	9,643	167,403

IT Services 0.6%
Affiliated Computer Services, Inc., Class A *	4,764	258,828
Automatic Data Processing, Inc.	10,396	413,449
BearingPoint, Inc. *	16,967	136,924
Ceridian Corp. *	6,738	124,585
CheckFree Corp. *	3,615	98,509
Computer Sciences Corp. *	23,759	1,101,229
Convergys Corp. *	18,152	252,313
Electronic Data Systems Corp.	61,353	1,179,205
Sabre Holdings, Inc., Class A	17,612	405,076
SunGard Data Systems, Inc. *	4,593	105,639
Unisys Corp. *	40,024	401,841

		4,477,598

Office Electronics 0.2%
Xerox Corp. *	92,138	1,237,413

Semiconductors & Semiconductor Equipment 0.2%
Advanced Micro Devices, Inc. *	20,736	237,013
Applied Micro Circuits Corp. *	20,506	68,695
Conexant Systems, Inc. *	26,291	39,174
Fairchild Semiconductor International, Class A *	6,750	83,228
International Rectifier Corp. *	1,448	47,581
Intersil Holding Corp., Class A	9,254	161,297
LSI Logic Corp. *	26,474	127,869
Micron Technology, Inc. *	38,814	446,749
Novellus Systems, Inc. *	4,701	114,845

		1,326,451

Software 1.2%
Activision, Inc. *	2,942	42,335
BMC Software, Inc. *	20,218	302,664
Cadence Design Systems, Inc. *	15,200	188,936
Compuware Corp. *	48,689	220,561
Fair, Issac & Co., Inc.	1,313	35,359
McAfee, Inc. *	3,455	68,340
Microsoft Corp.	233,602	6,377,335
Oracle Corp. *	50,229	500,783
PeopleSoft, Inc. *	35,543	618,448
Reynolds & Reynolds Co., Class A	606	14,853
Siebel Systems, Inc. *	12,545	95,467
Sybase, Inc. *	12,275	163,626
TIBCO Software, Inc. *	5,104	32,257

		8,660,964

MATERIALS 4.8%
Chemicals 2.6%
Air Products & Chemicals, Inc.	28,790	1,508,020
Cabot Corp.	7,886	314,178
Dow Chemical Co.	110,990	4,751,482
E.I. du Pont de Nemours & Co.	126,695	5,354,131
[13]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Chemicals continued
Eastman Chemical Co.	9,808	$456,366
Engelhard Corp.	15,740	444,970
International Flavors & Fragrances, Inc.	1,761	67,851
Lubrizol Corp.	6,538	233,080
Lyondell Chemical Co.	16,877	332,308
Monsanto Co.	33,639	1,231,187
PPG Industries, Inc.	21,732	1,298,922
Praxair, Inc.	29,308	1,189,319
Rohm & Haas Co.	20,269	821,502
RPM, Inc.	14,691	232,265
Scotts Co., Class A *	2,122	131,182
Sigma-Aldrich Corp.	6,717	384,817
Valspar Corp.	6,491	306,959

		19,058,539

Construction Materials 0.2%
Florida Rock Industries, Inc.	2,866	130,403
Lafarge North America, Inc.	4,184	187,485
Martin Marietta Materials, Inc.	6,106	274,709
Vulcan Materials Co.	12,933	616,516

		1,209,113

Containers & Packaging 0.4%
Ball Corp.	7,110	265,487
Bemis Co., Inc.	13,543	357,942
Owens-Illinois, Inc. *	13,954	223,962
Packaging Corporation of America	7,668	175,597
Pactiv Corp. *	6,306	149,137
Sealed Air Corp. *	1,720	84,486
Smurfit-Stone Container Corp. *	32,004	567,751
Sonoco Products Co.	12,398	321,232
Temple-Inland, Inc.	7,011	478,711

		2,624,305

Metals & Mining 0.7%
Alcoa, Inc.	38,873	1,258,708
Arch Coal, Inc.	4,276	137,816
Consol Energy, Inc.	4,276	137,174
International Steel Group, Inc. *	2,003	60,891
Massey Energy Co.	9,611	264,495
Newmont Mining Corp.	18,242	809,762
Nucor Corp.	5,049	395,286
Peabody Energy Corp.	8,100	431,892
Phelps Dodge Corp.	11,843	965,915
Southern Peru Copper Corp.	836	37,202
United States Steel Corp.	14,351	529,696
Worthington Industries, Inc.	1,381	28,103

		5,056,940

Paper & Forest Products 0.9%
Bowater, Inc.	7,043	253,055
Georgia-Pacific Corp.	32,293	1,097,316
International Paper Co.	61,493	2,460,950
Louisiana-Pacific Corp.	13,781	340,391
MeadWestvaco Corp.	25,527	769,639
Weyerhaeuser Co.	28,210	1,763,407

		6,684,758

[14]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 5.7%
Diversified Telecommunication Services 5.3%
ALLTEL Corp.	39,034	$2,133,208
AT&T Corp.	100,559	1,486,262
BellSouth Corp.	232,345	6,217,552
Centurytel, Inc.	17,590	566,222
Citizens Communications Co.	36,408	459,833
Qwest Communications International, Inc. *	187,363	541,479
SBC Communications, Inc.	419,493	10,818,725
Sprint Corp.	140,736	2,769,685
Verizon Communications, Inc.	350,897	13,772,707

		38,765,673

Wireless Telecommunications Services 0.4%
American Tower Systems Corp., Class A *	27,286	406,289
AT&T Wireless Services, Inc. *	143,530	2,098,409
Crown Castle International Corp. *	11,950	171,004
Telephone & Data Systems, Inc.	3,529	272,086
United States Cellular Corp. *	1,018	40,974

		2,988,762

UTILITIES 6.1%
Electric Utilities 4.1%
Allegheny Energy, Inc. *	13,059	191,837
Alliant Corp.	14,102	366,511
Ameren Corp.	23,134	1,082,440
American Electric Power Co., Inc.	50,114	1,640,231
CenterPoint Energy, Inc.	34,513	377,572
Cinergy Corp.	22,787	922,418
Consolidated Edison, Inc.	30,519	1,287,902
DPL, Inc.	16,023	325,747
DTE Energy Co.	21,968	907,718
Edison International	41,268	1,109,284
Entergy Corp.	29,167	1,758,770
Exelon Corp.	83,721	3,085,119
FirstEnergy Corp.	41,778	1,681,147
FPL Group, Inc.	23,409	1,619,903
Great Plains Energy, Inc.	8,773	264,594
Hawaiian Electric Industries, Inc.	10,180	262,746
Northeast Utilities	16,211	310,765
NSTAR	6,717	327,790
OGE Energy Corp.	11,098	288,548
Pepco Holdings, Inc.	21,808	450,117
PG&E Corp. *	50,507	1,474,299
Pinnacle West Capital Corp.	11,572	488,454
PPL Corp.	22,523	1,077,275
Progress Energy, Inc.	31,232	1,370,772
Puget Energy, Inc.	12,573	288,047
Southern Co.	93,409	2,834,963
TECO Energy, Inc.	23,860	316,384
Texas Genco Holdings, Inc.	1,925	89,127
TXU Corp.	41,020	1,707,663
Weststar Energy, Inc.	10,832	227,472
Wisconsin Energy Corp.	14,976	490,464
WPS Resources Corp.	4,700	219,349
Xcel Energy, Inc.	50,575	892,649

		29,738,077

[15]

EVERGREEN MARKET INDEX VALUE FUND SCHEDULE OF INVESTMENTS continued
August 31, 2004 (unaudited)
	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Gas Utilities 0.3%
AGL Resource, Inc.	8,209	$250,292
Keyspan Corp.	20,287	772,935
NiSource, Inc.	33,364	693,971
UGI Corp.	6,431	219,683

		1,936,881

Multi-Utilities & Unregulated Power 1.7%
Constellation Energy Group, Inc.	21,341	877,115
Dominion Resources, Inc.	41,359	2,683,786
Duke Energy Corp.	115,882	2,565,627
Dynegy, Inc., Class A *	35,664	155,495
Energy East Corp.	18,554	452,161
Equitable Resources, Inc.	7,916	415,036
MDU Resources Group, Inc.	14,791	375,248
National Fuel Gas Co.	9,160	245,305
NRG Energy Inc. *	9,931	271,613
ONEOK, Inc.	13,004	306,374
Public Service Enterprise Group, Inc.	29,969	1,268,887
Questar Corp.	10,612	431,696
Reliant Energy, Inc. *	37,538	373,878
Scana Corp.	14,074	533,968
Sempra Energy	25,988	939,466
Vectren Corp.	9,610	234,965

		12,130,620

Water Utilities 0.0%
Aqua America, Inc.	11,760	249,312

Total Common Stocks (cost $590,046,658)		720,253,960

RIGHTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Liberty Media International, Inc.* (cost $0)	1	9

EXCHANGE TRADED FUND 0.4%
iShares Russell 1000 Value Index Fund (cost $3,079,004)	55,606	3,338,028

SHORT-TERM INVESTMENTS 0.1%
MUTUAL FUND SHARES 0.1%
Evergreen Institutional Money Market Fund ø (cost $441,649)	441,649	441,649

Total Investments (cost $593,567,311) 99.8%		724,033,646
Other Assets and Liabilities 0.2%		1,151,323

Net Assets 100.0%		$725,184,969

*	Non-income producing security.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $5,832,656 at August 31, 2004.

Summary of Abbreviations
REIT	Real Estate Investment Trust

On August 31, 2004, the aggregate cost of securities for federal income tax purposes was $593,933,646. The gross unrealized appreciation and depreciation on securities based on tax cost was $138,489,929 and $8,389,929, respectively, with a net unrealized appreciation of $130,100,000.

[16]

Item 2 — Controls and Procedures

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

Item 3 — Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Equity Trust By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: October 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: October 26, 2004

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel, Principal Financial Officer Date: October 26, 2004